Schedule of Investments
(unaudited)
June 30, 2026
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AB Carval Euro CLO II-C DAC, Series 2X, Class
D, (3-mo. EURIBOR at 3.75% Floor + 3.75%),
6.03%, 02/15/37
(a) (b)
................ EUR 490 $ 568,844
Arbour CLO VI DAC, Series 6X, Class DR,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
5.48%, 11/15/37
(a) (b)
................ 1,020 1,168,102
Arcano Euro CLO II DAC, Series 2X, Class D,
(3-mo. EURIBOR at 3.30% Floor + 3.30%),
5.47%, 07/25/39
(a) (b)
................ 620 713,974
Arini European CLO IV DAC, Series 4X, Class
D, (3-mo. EURIBOR at 3.50% Floor + 3.50%),
5.70%, 01/15/38
(a) (b)
................ 1,460 1,672,153
Arini European CLO V DAC, Series 5X, Class D,
(3-mo. EURIBOR at 2.80% Floor + 2.80%),
5.00%, 01/15/39
(a) (b)
................ 890 1,018,985
Aurium CLO XIII DAC, Series 13X, Class D,
(3-mo. EURIBOR at 2.80% Floor + 2.80%),
5.00%, 04/15/38
(a) (b)
................ 620 711,103
Avoca CLO XVIII DAC, Series 18X, Class DR,
(3-mo. EURIBOR at 3.05% Floor + 3.05%),
5.25%, 01/15/38
(a) (b)
................ 670 771,062
Capital Four CLO VIII DAC, Series 8X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
5.42%, 10/25/37
(a) (b)
................ 1,200 1,371,167
Contego CLO V DAC, Series 5X, Class DR,
(3-mo. EURIBOR at 3.10% Floor + 3.10%),
5.30%, 10/15/37
(a) (b)
................ 890 1,012,084
Contego CLO XI DAC, Series 11X, Class DR,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
5.42%, 11/20/38
(a) (b)
................ 750 854,379
CVC Cordatus Loan Fund XXII DAC, Series 22X,
Class D, (3-mo. EURIBOR at 3.15% Floor +
3.15%), 5.55%, 12/15/34
(a) (b)
.......... 300 343,655
Fidelity Grand Harbour CLO DAC, Series 2023-
1X, Class DR, (3-mo. EURIBOR at 2.70%
Floor + 2.70%), 4.98%, 02/15/38
(a) (b)
..... 1,170 1,327,839
Henley CLO XI DAC, Series 11X, Class D,
(3-mo. EURIBOR at 2.60% Floor + 2.60%),
4.76%, 04/25/39
(a) (b)
................ 1,300 1,485,614
Henley CLO XII DAC, Series 12X, Class D,
(3-mo. EURIBOR at 3.10% Floor + 3.10%),
5.30%, 01/15/38
(a) (b)
................ 750 862,642
Jamestown CLO IV Ltd., Series 2014-4A, Class
SUB, 0.00%, 07/15/26
(a) (c) (d) (e) (f)
......... USD 2,000 —
Jubilee CLO DAC, Series 2024-29X, Class D,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
5.40%, 01/15/39
(a) (b)
................ EUR 1,260 1,447,362
Palmer Square European Loan Funding DAC
(a)(b)
Series 2024-2X, Class D, (3-mo. EURIBOR at
3.15% Floor + 3.15%), 5.43%, 05/15/34 490 563,286
Series 2024-3X, Class D, (3-mo. EURIBOR at
3.05% Floor + 3.05%), 5.33%, 05/15/34 750 862,266
Providus CLO II DAC, Series 2X, Class DRR,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
5.40%, 10/15/38
(a) (b)
................ 800 916,135
Rockfield Park CLO DAC, Series 1X, Class C,
(3-mo. EURIBOR at 3.00% Floor + 3.00%),
5.24%, 07/16/34
(a) (b)
................ 980 1,125,256
Rockford Tower Europe CLO DAC, Series 2025-
1X, Class D, (3-mo. EURIBOR at 3.00% Floor
+ 3.00%), 5.16%, 10/25/37
(a) (b)
......... 1,130 1,298,798
Sona Fios CLO III DAC, Series 3X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
5.49%, 04/20/37
(a) (b)
................ 1,600 1,844,773
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Tikehau CLO XII DAC, Series 12X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
5.49%, 10/20/38
(a) (b)
................ EUR 870 $ 1,003,125
Unique Pub Finance Co. plc (The), Series N,
6.46%, 03/30/32
(b)
................. GBP 1,581 2,183,016
Victory Street CLO I DAC, Series 1X, Class D,
(3-mo. EURIBOR at 3.45% Floor + 3.45%),
5.65%, 01/15/38
(a) (b)
................ EUR 1,110 1,285,071
Total Asset-Backed Securities — 0 .1%
(Cost: $ 26,759,560 ) ............................... 26,410,691
Shares
Shares
Common Stocks
Commercial Services & Supplies — 0.0%
FreedomPay, Inc.
(d) (e)
................. 314,534 4,491,546
Construction & Engineering — 0.0%
United Site Services
(d) (e)
................ 202,610 2,026,100
Energy Equipment & Services — 0.0%
Nine Energy Service, Inc.
(d) (e)
............ 24,780 —
Financial Services — 0.0%
(d)
Labels Buyer LLC ................... 16,495 625,832
New Kleo Holdco
(e)
................... 238,435 408,654
1,034,486
Food Products — 0.0%
Lamb Weston Holdings, Inc. ............ 304,382 13,143,215
Health Care Equipment & Supplies — 0.1%
Medline, Inc. , Class A
(d)
................ 848,982 33,483,850
Health Care Providers & Services — 0.0%
Quorum Group
(d) (e)
................... 185,984 2
Hotels, Restaurants & Leisure — 0.0%
New Topco
(d) (e)
...................... 33,509 —
Metals & Mining — 0.1%
Constellium SE , Class A
(d)
.............. 950,517 30,292,977
Oil, Gas & Consumable Fuels — 0.3%
Energy Transfer LP .................. 3,044,211 58,205,314
Enterprise Products Partners LP .......... 575,635 21,160,343
79,365,657
Real Estate Management & Development — 0.0%
ADLER Group SA
(d) (e)
................. 782,267 9
Semiconductors & Semiconductor Equipment — 0.0%
Maxeon Solar Technologies Ltd.
(d)
......... 1 —
Specialized REITs — 0.2%
VICI Properties, Inc. , Class A ............ 1,996,730 53,013,181
Wireless Telecommunication Services — 0.1%
Altice France Lux 3
(d)
................. 805,431 15,867,562
Total Common Stocks — 0 .8%
(Cost: $ 198,960,612 ) .............................. 232,718,585

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 2.7%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(f)
.. USD 17,219 $ 17,591,326
ATI, Inc.
5.88% , 12/01/27 .................. 6,041 6,043,960
4.88% , 10/01/29 .................. 7,847 7,760,994
7.25% , 08/15/30 .................. 21,800 22,634,351
5.13% , 10/01/31 .................. 17,354 17,176,954
5.88% , 06/15/33 .................. 5,125 5,196,198
Bombardier, Inc.
(f)
8.75% , 11/15/30 .................. 2,995 3,165,877
7.25% , 07/01/31 .................. 2,376 2,486,063
7.00% , 06/01/32 .................. 13,766 14,260,406
6.75% , 06/15/33 .................. 14,096 14,591,207
BWX Technologies, Inc., 4.13%, 06/30/28
(f)
.. 10,804 10,599,184
Carpenter Technology Corp., 5.63%, 03/01/34
(f)
17,875 17,861,469
Czechoslovak Group A/S, 5.25%, 01/10/31
(b)
. EUR 1,432 1,661,892
Efesto Bidco SpA Efesto US LLC, Series XR,
7.50%, 02/15/32
(f)
................ USD 78,122 78,174,264
Goat Holdco LLC, 6.75%, 02/01/32
(f)
...... 6,859 7,029,597
Moog, Inc., 5.50%, 10/15/34
(f)
.......... 8,514 8,384,356
TransDigm, Inc.
(f)
6.75% , 08/15/28 .................. 28,536 28,820,190
6.38% , 03/01/29 .................. 76,249 77,414,161
6.63% , 03/01/32 .................. 41,802 42,873,008
6.00% , 01/15/33 .................. 49,294 49,778,264
6.38% , 05/31/33 .................. 129,433 130,663,649
6.25% , 01/31/34 .................. 7,665 7,821,335
6.75% , 01/31/34 .................. 85,557 87,756,585
6.13% , 07/31/34 .................. 82,822 82,715,483
742,460,773
Air Freight & Logistics — 0.1%
(f)
Rand Parent LLC, 8.50%, 02/15/30 ....... 18,467 19,128,968
Stonepeak Nile Parent LLC, 7.25%, 03/15/32 . 3,002 3,108,676
22,237,644
Automobile Components — 1.4%
Allison Transmission, Inc., 5.88%, 12/01/33
(f)
. 10,676 10,642,864
American Axle & Manufacturing, Inc.
(f)
6.38% , 10/15/32 .................. 10,017 9,981,785
7.75% , 10/15/33 .................. 1,455 1,437,347
Clarios Global LP
6.75% , 05/15/28
(f)
................. 39,243 39,817,529
6.75% , 02/15/30
(f)
................. 23,729 24,451,074
4.75% , 06/15/31
(f)
................. EUR 20,185 23,330,647
4.75% , 06/15/31
(b)
................. 1,893 2,188,007
6.75% , 09/15/32
(f)
................. USD 51,805 52,907,669
Cyprium Corp., 6.13%, 04/15/31
(f)
........ 12,681 12,680,443
Dana, Inc.
4.25% , 09/01/30 .................. 3,286 3,274,895
4.50% , 02/15/32 .................. 5,364 5,350,816
Dometic Group AB, 5.00%, 09/11/30
(b)
..... EUR 1,071 1,214,197
Dorman Products, Inc., 6.25%, 06/15/34
(f)
... USD 2,773 2,804,862
Forvia SE
2.75% , 02/15/27
(b)
................. EUR 117 133,345
3.75% , 06/15/28
(b)
................. 626 714,686
5.63% , 06/15/30
(b)
................. 177 208,596
5.50% , 06/15/31
(b)
................. 1,512 1,768,942
6.75% , 09/15/33
(f)
................. USD 1,575 1,574,265
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(f)
5,514 5,789,639
Goodyear Tire & Rubber Co. (The)
5.00% , 07/15/29 .................. 2,350 2,246,407
6.63% , 07/15/30 .................. 8,888 8,584,157
8.88% , 07/15/32 .................. 20,556 20,734,434
Icahn Enterprises LP
5.25% , 05/15/27 .................. 54,008 53,378,964
Security
Par (000)
Par (000) Value
Automobile Components (continued)
9.75% , 01/15/29 .................. USD 19,698 $ 19,318,392
4.38% , 02/01/29 .................. 3,368 2,876,584
10.00% , 11/15/29
(f)
................ 19,439 19,171,044
IHO Verwaltungs GmbH
(g)
6.75% , ( 6.75 % Cash or 7.50 % PIK),
11/15/29
(b)
.................... EUR 483 576,913
7.00% , ( 7.00 % Cash or 7.75 % PIK),
11/15/31
(b)
.................... 769 938,838
7.37% , ( 7.37 % Cash or 8.13 % PIK),
05/15/33
(f)
.................... USD 13,171 13,693,112
Mahle GmbH
(b)
2.38% , 05/14/28 .................. EUR 100 112,063
6.50% , 05/02/31 .................. 733 872,888
7.13% , 07/15/32 .................. 1,826 2,197,684
Schaeffler AG
(b)
4.25% , 04/01/28 .................. 1,200 1,383,504
5.38% , 04/01/31 .................. 700 835,209
5.00% , 05/13/33 .................. 1,700 1,965,833
Tenneco, Inc., 8.00%, 11/17/28
(f)
......... USD 30,371 30,560,940
Valeo SE, 4.88%, 02/03/33
(b)
........... EUR 2,000 2,286,009
ZF Europe Finance BV
(b)
2.50% , 10/23/27 .................. 2,100 2,366,026
6.13% , 03/13/29 .................. 400 471,620
3.00% , 10/23/29 .................. 300 326,683
7.00% , 06/12/30 .................. 2,600 3,158,397
5.50% , 02/17/32 .................. 2,400 2,712,950
391,040,259
Automobiles — 0.5%
Aston Martin Capital Holdings Ltd.
10.38% , 03/31/29
(b)
................ GBP 2,182 2,302,677
Nissan Motor Acceptance Co. LLC, 6.13%,
09/30/30
(f)
..................... USD 31,547 31,011,344
Nissan Motor Co. Ltd.
5.25% , 07/17/29
(b)
................. EUR 2,452 2,840,926
7.75% , 07/17/32
(f)
................. USD 10,722 11,112,872
6.38% , 07/17/33
(b)
................. EUR 600 699,820
6.38% , 07/17/33
(f)
................. 10,750 12,538,446
8.13% , 07/17/35
(f)
................. USD 53,173 56,308,651
RCI Banque SA
(b)
4.25% , 05/23/34 .................. EUR 1,800 2,059,537
(5-Year EURIBOR ICE Swap Rate + 2.75%),
5.50% , 10/09/34
(a)
............... 3,100 3,671,661
(5-Year EURIBOR ICE Swap Rate + 2.20%),
4.75% , 03/24/37
(a)
............... 1,500 1,726,100
Rivian Holdings LLC, 10.00%, 01/15/31
(f)
... USD 17,060 16,991,777
141,263,811
Banks — 0.2%
Banca Monte dei Paschi di Siena SpA, (5-Year
EURIBOR ICE Swap Rate + 2.15%), 4.38%,
10/02/35
(a) (b)
.................... EUR 2,168 2,538,158
Banco Espirito Santo SA
(b)(c)(d)
2.63% , 05/08/17 .................. 10,400 2,614,269
4.75% , 01/15/18 .................. 12,300 3,091,875
4.00% , 01/21/25 .................. 12,000 3,016,464
Eurobank SA
(a)(b)
(5-Year EURIBOR ICE Swap Rate + 2.00%),
4.25% , 04/30/35 ................ 1,300 1,490,025
(1-Year EURIBOR ICE Swap Rate + 1.70%),
4.00% , 02/07/36 ................ 1,233 1,399,564
First-Citizens Bank & Trust Co., 6.00%, 04/01/36 USD 23,131 23,324,254
National Bank of Greece SA, (5-Year EURIBOR
ICE Swap Rate + 3.15%), 5.88%, 06/28/35
(a) (b)
EUR 2,675 3,246,972
40,721,581

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Biotechnology — 0.3%
BioMarin Pharmaceutical, Inc., 5.50%, 02/15/34
(f)
USD 21,228 $ 20,855,391
Genmab A/S
(f)
6.25% , 12/15/32 .................. 10,972 11,181,269
7.25% , 12/15/33 .................. 31,415 32,753,219
Grifols SA
4.75% , 10/15/28
(f)
................. 200 196,004
7.13% , 05/01/30
(b)
................. EUR 1,603 1,904,923
7.50% , 05/01/30
(b)
................. 378 450,263
67,341,069
Broadline Retail — 0.3%
B&M European Value Retail plc
6.50% , 11/27/31
(b)
................. GBP 1,397 1,825,828
Getty Images, Inc.
(f)
11.25% , 02/21/30 ................. USD 13,283 10,945,192
10.50% , 11/15/30 ................. 8,526 7,108,113
Match Group Holdings II LLC
(f)
4.63% , 06/01/28 .................. 5,285 5,212,840
4.13% , 08/01/30 .................. 2,949 2,775,473
3.63% , 10/01/31 .................. 3,630 3,266,059
6.13% , 09/15/33 .................. 13,376 13,217,930
Rakuten Group, Inc.
(f)
11.25% , 02/15/27 ................. 4,352 4,496,192
9.75% , 04/15/29 .................. 15,930 17,312,857
Wayfair LLC, 7.13%, 05/31/34
(f)
......... 8,550 8,790,862
74,951,346
Building Products — 1.5%
AmeriTex HoldCo Intermediate LLC, 7.63%,
08/15/33
(f)
..................... 15,425 16,116,935
Builders FirstSource, Inc., 6.75%, 05/15/35
(f)
. 8,301 8,463,459
EMRLD Borrower LP
6.38% , 12/15/30
(b)
................. EUR 1,929 2,277,467
6.63% , 12/15/30
(f)
................. USD 125,330 128,129,120
6.75% , 07/15/31
(f)
................. 13,352 13,819,974
HT Troplast GmbH
(b)
9.38% , 07/15/28 .................. EUR 1,507 1,767,907
7.63% , 07/15/31 .................. 609 705,874
JELD-WEN, Inc., 4.88%, 12/15/27
(f)
....... USD 18,892 15,043,108
New Enterprise Stone & Lime Co., Inc.
(f)
5.25% , 07/15/28 .................. 9,760 9,721,077
9.75% , 07/15/28 .................. 13,004 13,026,697
Quikrete Holdings, Inc., 6.38%, 03/01/32
(f)
... 73,375 74,928,863
Standard Building Solutions, Inc.
(f)
6.50% , 08/15/32 .................. 23,167 23,307,021
6.25% , 08/01/33 .................. 31,049 30,832,995
5.88% , 03/15/34 .................. 18,967 18,277,036
Standard Industries, Inc.
(f)
4.75% , 01/15/28 .................. 150 148,939
4.38% , 07/15/30 .................. 23,100 21,939,236
Wilsonart LLC, 11.00%, 08/15/32
(f)
....... 24,186 19,594,021
398,099,729
Capital Markets — 0.8%
Antares Holdings LP, 6.63%, 06/10/31
(f)
.... 9,619 9,619,806
Apollo Debt Solutions BDC
5.88% , 08/30/30 .................. 7,257 7,180,837
6.55% , 03/15/32 .................. 4,606 4,645,446
Ares Strategic Income Fund, 5.80%, 09/09/30 13,485 13,284,556
Bain Capital Specialty Finance, Inc., 5.95%,
03/15/30 ...................... 4,175 4,066,050
Blackstone Secured Lending Fund, 5.90%,
05/21/31 ...................... 11,195 11,028,036
Blue Owl Capital Corp.
6.20% , 07/15/30 .................. 9,997 9,961,370
6.30% , 08/15/31 .................. 6,189 6,151,460
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(f)
................ USD 6,480 $ 6,172,209
First Eagle Holdings, Inc., 7.25%, 08/15/32
(f)
. 6,312 6,353,949
Focus Financial Partners LLC, 6.75%, 09/15/31
(f)
23,128 23,271,810
FS KKR Capital Corp., 2.63%, 01/15/27 .... 4,016 3,941,883
GS Finance Corp., Series O, 0.00%, 05/21/29
(f) (h)
(i)
.......................... 21,762 22,403,979
Jane Street Group
(f)
6.13% , 11/01/32 .................. 5,479 5,480,140
6.75% , 05/01/33 .................. 16,456 16,922,801
Lehman Brothers Holdings, Inc.
(c)(d)
0.00% , 12/30/16 .................. 1,000 100
5.38% , 10/17/17 .................. EUR 4,550 12,997
4.75% , 01/16/18 .................. 14,545 41,548
(3-mo. EURIBOR + 0.30%), 0.00% ,
02/05/18
(a)
.................... 22,800 65,128
Osaic Holdings, Inc.
(f)
6.75% , 08/01/32 .................. USD 22,724 22,762,858
8.00% , 08/01/33 .................. 33,497 33,620,704
206,987,667
Chemicals — 2.9%
Advancion Sciences, Inc., 9.25%, (9.25% Cash
or 10.00% PIK), 11/01/26
(f) (g)
.......... 22,079 17,608,333
Avient Corp., 6.25%, 11/01/31
(f)
......... 3,656 3,704,705
Bond US Bidco 1, Inc.
6.50% , 06/15/33
(b)
................. EUR 2,365 2,722,157
6.50% , 06/15/33
(f)
................. 36,275 41,753,170
7.13% , 06/15/33
(f)
................. USD 15,480 15,630,573
Celanese US Holdings LLC
7.00% , 02/15/31 .................. 1,705 1,754,878
6.75% , 04/15/33 .................. 15,403 15,690,655
7.38% , 02/15/34 .................. 12,485 12,898,691
Chemours Co. (The)
(f)
5.75% , 11/15/28 .................. 35,428 35,399,367
4.63% , 11/15/29 .................. 28,117 26,837,083
7.88% , 03/15/34 .................. 11,616 11,672,628
Consolidated Energy Finance SA, 5.63%,
10/15/28
(f)
..................... 4,900 4,704,000
Element Solutions, Inc., 3.88%, 09/01/28
(f)
... 84,959 82,897,427
FIS Fabbrica Italiana Sintetici SpA, (3-mo.
EURIBOR + 3.25%), 5.40%, 02/05/31
(a) (b)
.. EUR 796 918,328
FMC Corp.
3.45% , 10/01/29 .................. USD 26,859 24,870,201
8.00% , 06/01/31
(f)
................. 38,908 40,495,037
HB Fuller Co., 4.25%, 10/15/28 ......... 4,039 3,974,378
Herens Holdco SARL, 4.75%, 05/15/28
(f)
.... 6,800 5,931,297
Ingevity Corp., 3.88%, 11/01/28
(f)
........ 4,329 4,193,865
Italmatch Chemicals SpA
(b)
6.25% , 02/05/31 .................. EUR 172 200,106
(3-mo. EURIBOR at 0.00% Floor + 4.13%),
6.42% , 02/05/31
(a)
............... 629 725,253
Itelyum Regeneration SpA, 5.75%, 04/15/30
(b)
1,164 1,348,393
Kronos International, Inc.
9.50% , 03/15/29
(b)
................. 3,271 3,669,170
Lune Holdings SARL, 5.63%, 11/15/28
(b)
.... 1,874 21,413
Maxam Prill SARL, 6.00%, 07/15/30
(b)
..... 3,898 4,545,728
Minerals Technologies, Inc., 5.00%, 07/01/28
(f)
USD 7,620 7,562,850
Monitchem HoldCo 3 SA, 8.00%, 07/15/31
(b)
. EUR 2,950 3,357,574
Nouryon Finance BV, 6.13%, 07/15/31
(b)
.... 687 797,497
Olympus Water US Holding Corp.
5.38% , 10/01/29
(b)
................. 1,126 1,257,176
6.25% , 10/01/29
(f)
................. USD 6,857 6,760,140
7.25% , 06/15/31
(f)
................. 37,718 38,192,304
6.75% , 08/01/32
(f)
................. 48,647 47,531,962
6.13% , 02/15/33
(b)
................. EUR 1,536 1,765,909

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
7.25% , 02/15/33
(f)
................. USD 104,112 $ 102,963,395
Perimeter Holdings LLC, 6.25%, 01/15/34
(f)
.. 33,847 33,783,232
Scotts Miracle-Gro Co. (The)
4.50% , 10/15/29 .................. 2,027 1,984,593
4.00% , 04/01/31 .................. 3,126 2,929,954
4.38% , 02/01/32 .................. 3,362 3,151,307
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(f)
..................... 27,757 27,216,246
Solstice Advanced Materials, Inc., 5.63%,
09/30/33
(f)
..................... 22,628 22,487,290
Stonepeak Motion Holdco Ltd., 5.00%,
07/15/33
(b)
..................... EUR 866 996,855
WR Grace Holdings LLC
(f)
5.63% , 08/15/29 .................. USD 90,608 85,161,689
7.38% , 03/01/31 .................. 10,111 10,153,042
6.63% , 08/15/32 .................. 26,520 25,721,151
7.00% , 08/01/33 .................. 23,447 22,831,694
810,772,696
Commercial Services & Supplies — 4.0%
ADT Security Corp. (The)
(f)
4.88% , 07/15/32 .................. 5,300 5,008,676
5.88% , 10/15/33 .................. 22,963 22,558,114
Allied Universal Holdco LLC
4.63% , 06/01/28
(f)
................. 93,898 92,396,311
4.88% , 06/01/28
(b)
................. GBP 3,873 5,103,829
6.00% , 06/01/29
(f)
................. USD 110,951 110,462,460
6.88% , 06/15/30
(f)
................. 39,556 40,647,627
7.88% , 02/15/31
(f)
................. 138,075 144,341,396
Amber Finco plc, 6.63%, 07/15/29
(b)
....... EUR 3,278 3,879,916
APCOA GmbH, 6.00%, 04/15/31
(b)
....... 2,568 2,975,323
APi Group DE, Inc.
(f)
4.13% , 07/15/29 .................. USD 9,298 8,916,751
4.75% , 10/15/29 .................. 6,702 6,568,171
5.75% , 06/01/34 .................. 7,779 7,690,623
Aramark Services, Inc., 5.00%, 02/01/28
(f)
... 9,373 9,354,218
Arena Luxembourg Finance SARL, (3-mo.
EURIBOR at 0.00% Floor + 2.50%), 4.65%,
05/01/30
(a) (b)
.................... EUR 1,136 1,309,553
Biffa Group Holdings Ltd.
(b)
5.25% , 06/15/31 .................. 1,273 1,458,225
7.38% , 06/15/31 .................. GBP 1,250 1,671,691
Brink's Co. (The)
(f)
4.63% , 10/15/27 .................. USD 304 302,217
6.50% , 06/15/29 .................. 9,747 9,942,096
6.75% , 06/15/32 .................. 16,763 17,129,805
Clean Harbors, Inc., 5.13%, 07/15/29
(f)
..... 2,198 2,186,150
Deluxe Corp., 8.13%, 09/15/29
(f)
......... 8,581 8,883,566
Garda World Security Corp.
(f)
7.75% , 02/15/28 .................. 25,383 25,830,680
6.00% , 06/01/29 .................. 4,026 3,966,154
8.25% , 08/01/32 .................. 53,566 54,815,427
8.38% , 11/15/32 .................. 102,408 104,768,916
GFL Environmental Holdings US, Inc.
(f)
5.63% , 07/01/31 .................. 10,689 10,687,629
5.50% , 02/01/34 .................. 34,099 33,351,843
GFL Environmental, Inc.
(f)
4.00% , 08/01/28 .................. 11,119 10,856,120
4.75% , 06/15/29 .................. 13,163 12,953,641
4.38% , 08/15/29 .................. 13,187 12,818,478
6.75% , 01/15/31 .................. 15,593 16,041,735
Luna 1.5 SARL
(g)
10.50% , ( 10.50 % Cash or 10.50 % PIK),
07/01/32
(f)
.................... EUR 7,695 9,347,206
10.50% , ( 10.50 % Cash or 11.25 % PIK),
07/01/32
(b)
.................... 1,091 1,325,251
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Luna 2.5 SARL, 5.50%, 07/01/32
(b)
....... EUR 656 $ 760,112
Madison IAQ LLC
(f)
4.13% , 06/30/28 .................. USD 3,530 3,472,684
5.88% , 06/30/29 .................. 40,970 40,991,132
Multi-Color Corp., 8.50%, (8.50% Cash or 2.50%
PIK), 05/11/33
(a) (f) (g)
............... 32,716 28,581,150
Paprec Holding SA
(b)
4.13% , 07/15/30 .................. EUR 1,931 2,200,426
4.50% , 07/15/32 .................. 1,154 1,318,980
Reworld Holding Corp., 4.88%, 12/01/29
(f)
... USD 5,084 4,848,978
RR Donnelley & Sons Co.
(f)
9.50% , 08/01/29 .................. 50,151 51,997,610
11.00% , ( 11.00 % Cash or 11.00 % PIK),
06/01/31
(g)
.................... 9,385 9,034,356
Sabre Financial Borrower LLC, 11.13%,
06/15/29
(f)
..................... 56,040 59,147,686
Techem Verwaltungsgesellschaft 675 mbH
(b)
4.63% , 07/15/32 .................. EUR 500 574,723
(3-mo. EURIBOR at 0.00% Floor + 3.00%),
5.15% , 07/15/32
(a)
............... 326 374,587
Waste Pro USA, Inc., 7.00%, 02/01/33
(f)
.... USD 73,519 75,231,331
Williams Scotsman, Inc.
(f)
4.63% , 08/15/28 .................. 614 608,490
6.63% , 06/15/29 .................. 2,344 2,393,080
6.63% , 04/15/30 .................. 13,186 13,584,178
7.38% , 10/01/31 .................. 8,434 8,732,150
1,103,401,451
Communications Equipment — 0.0%
Viavi Solutions, Inc., 3.75%, 10/01/29
(f)
..... 6,762 6,450,074
Construction & Engineering — 0.4%
AECOM, 6.00%, 08/01/33
(f)
............ 23,001 23,033,868
Arcosa, Inc.
(f)
4.38% , 04/15/29 .................. 9,593 9,435,571
6.88% , 08/15/32 .................. 4,537 4,732,735
Brand Industrial Services, Inc., 10.38%,
08/01/30
(f)
..................... 51,587 42,038,188
Dycom Industries, Inc., 4.50%, 04/15/29
(f)
... 5,838 5,709,816
Egis SA, 5.13%, 05/15/31
(b)
............ EUR 1,388 1,613,599
Global Infrastructure Solutions, Inc., 6.38%,
07/15/34
(f)
..................... USD 13,988 14,060,111
Heathrow Finance plc
(b)
4.13% , 09/01/29
(j)
................. GBP 817 1,017,729
6.63% , 03/01/31 .................. 1,355 1,800,158
Weekley Homes LLC, 6.75%, 01/15/34
(f)
.... USD 11,326 11,356,116
114,797,891
Consumer Finance — 1.1%
Azorra Finance Ltd.
(f)
7.75% , 04/15/30 .................. 7,735 8,032,121
7.25% , 01/15/31 .................. 2,576 2,646,657
6.25% , 02/15/34 .................. 3,574 3,465,529
Encore Capital Group, Inc., (3-mo. EURIBOR at
0.00% Floor + 3.25%), 5.44%, 07/15/33
(a) (b)
. EUR 641 741,525
GGAM Finance Ltd.
(f)
6.88% , 04/15/29 .................. USD 5,624 5,746,620
5.88% , 03/15/30 .................. 6,102 6,079,118
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(f)
..................... 23,347 23,721,953
Navient Corp.
9.38% , 10/15/31 .................. 11,467 11,423,360
7.88% , 06/15/32 .................. 9,350 8,750,815
OneMain Finance Corp.
6.63% , 05/15/29 .................. 11,987 12,222,652
5.38% , 11/15/29 .................. 17,353 17,044,427
7.88% , 03/15/30 .................. 15,128 15,748,626

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
6.13% , 05/15/30 .................. USD 24,244 $ 24,242,744
4.00% , 09/15/30 .................. 9,679 8,946,698
7.50% , 05/15/31 .................. 5,408 5,587,050
7.13% , 11/15/31 .................. 12,307 12,519,788
6.75% , 03/15/32 .................. 28,373 28,441,223
7.13% , 09/15/32 .................. 10,053 10,222,242
6.50% , 03/15/33 .................. 23,223 22,852,164
6.75% , 09/15/33 .................. 25,365 25,109,734
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30
(f)
44,489 45,957,582
SLM Corp., (SOFR Index + 2.71%), 6.50%,
05/15/32
(a)
..................... 8,967 8,956,621
308,459,249
Consumer Staples Distribution & Retail — 0.9%
Albertsons Cos., Inc.
(f)
5.50% , 03/31/31 .................. 9,258 9,045,937
5.63% , 03/31/32 .................. 9,496 9,180,795
6.25% , 03/15/33 .................. 11,092 10,994,287
5.75% , 03/31/34 .................. 41,919 39,921,363
Bellis Acquisition Co. plc, 8.13%, 05/14/30
(b)
. GBP 3,706 4,617,887
Boots Group Finco LP
5.38% , 08/31/32
(f)
................. EUR 26,690 31,250,916
5.38% , 08/31/32
(b)
................. 839 982,373
7.38% , 08/31/32
(f)
................. GBP 11,670 15,983,440
7.38% , 08/31/32
(b)
................. 407 557,434
Co-Operative Group Ltd., 8.25%, 12/15/31
(b)
. 854 1,162,519
KeHE Distributors LLC
(f)
9.00% , 02/15/29 .................. USD 11,150 11,672,389
7.13% , 04/30/33 .................. 15,667 15,959,142
Lion/Polaris Lux Midco SARL, (3-mo. EURIBOR
at 0.00% Floor + 3.63%), 5.75%, 07/01/29
(a) (b)
EUR 1,208 1,388,135
Market Bidco Finco plc
(b)
6.75% , 01/31/31 .................. 1,072 1,210,233
8.75% , 01/31/31 .................. GBP 300 389,695
New Immo Holding SA
(b)
3.25% , 07/23/27 .................. EUR 900 1,025,011
5.88% , 04/17/28 .................. 200 233,552
4.88% , 12/08/28 .................. 1,400 1,604,647
4.95% , 11/14/30 .................. 200 227,652
5.50% , 04/23/31 .................. 500 572,711
Ocado Group plc, 6.25%, 08/06/29
(b) (h)
..... GBP 1,900 2,384,424
Performance Food Group, Inc.
(f)
4.25% , 08/01/29 .................. USD 4,029 3,910,813
6.13% , 09/15/32 .................. 21,310 21,570,643
5.63% , 03/01/34 .................. 43,335 42,533,146
Picard Groupe SAS, 6.38%, 07/01/29
(b)
.... EUR 651 767,651
United Natural Foods, Inc., 6.75%, 10/15/28
(f)
. USD 15,371 15,372,937
US Foods, Inc.
(f)
4.75% , 02/15/29 .................. 1,219 1,203,202
7.25% , 01/15/32 .................. 5,402 5,605,742
251,328,676
Containers & Packaging — 1.9%
Ardagh Group SA
9.50% , 12/01/30
(f)
................. 55,891 59,739,640
9.50% , 12/01/30
(b)
................. 2,921 3,122,589
11.00% , ( 11.00 % Cash or 6.50 % PIK),
12/01/30
(a) (f) (g)
.................. 16,150 15,351,377
11.00% , ( 11.00 % Cash or 7.50 % PIK),
12/01/30
(b) (g)
................... EUR 14,332 15,420,958
Ardagh Metal Packaging Finance USA LLC
3.00% , 09/01/29
(b)
................. 5,083 5,583,793
4.00% , 09/01/29
(f)
................. USD 75,836 72,087,260
6.25% , 01/30/31
(f)
................. 23,272 23,532,443
Ball Corp.
4.25% , 07/01/32 .................. EUR 10,255 11,874,626
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
5.50% , 09/15/33 .................. USD 4,250 $ 4,276,282
Clydesdale Acquisition Holdings, Inc.
(f)
6.63% , 04/15/29 .................. 15,239 15,219,906
6.88% , 01/15/30 .................. 20,589 20,512,396
6.75% , 04/15/32 .................. 8,647 8,392,823
Crown Americas LLC, 5.88%, 06/01/33 .... 31,815 32,038,643
Fiber Midco SpA, 10.75%, (10.75% Cash or
10.75% PIK), 06/15/29
(b) (g)
........... EUR 1,359 1,420,435
Kleopatra Finco SARL, (1-mo. EURIBOR +
2.00%), 6.00%, 01/30/31
(a)
........... 2,474 2,374,830
Mauser Packaging Solutions Holding Co.
(f)
7.88% , 04/15/30 .................. USD 158,864 162,409,845
9.25% , 04/15/30 .................. 16,185 15,922,835
OI European Group BV, 5.25%, 06/01/29
(b)
.. EUR 1,747 2,031,355
Silgan Holdings, Inc., 4.25%, 02/15/31
(f)
.... 22,470 25,496,499
Sword Purchaser LLC, 7.25%, 04/15/33
(b)
... 1,623 1,942,727
Trivium Packaging Finance BV
6.63% , 07/15/30
(b)
................. 6,190 7,416,492
6.63% , 07/15/30
(f)
................. 6,040 7,236,771
8.25% , 07/15/30
(f)
................. USD 10,932 11,550,948
12.25% , 01/15/31
(f)
................ 6,324 6,990,157
531,945,630
Distributors — 0.4%
(f)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 .............. 1,197 1,140,823
Core & Main LP, 6.00%, 07/01/34 ........ 59,044 59,321,681
Dealer Tire Financial LLC, 10.38%, 10/01/31 . 6,659 6,635,230
Gates Corp., 6.88%, 07/01/29 .......... 15,663 16,019,772
Resideo Funding, Inc.
4.00% , 09/01/29 .................. 3,756 3,601,481
6.50% , 07/15/32 .................. 17,867 17,956,299
104,675,286
Diversified Consumer Services — 0.5%
Belron UK Finance plc, 5.75%, 10/15/29
(f)
... 28,184 28,314,407
Multiversity SpA
(b)
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.40% , 05/17/31
(a)
............... EUR 863 994,598
7.13% , 05/17/31 .................. 1,090 1,292,590
Service Corp. International
3.38% , 08/15/30 .................. USD 4,902 4,547,168
4.00% , 05/15/31 .................. 20,862 19,692,545
5.75% , 10/15/32 .................. 42,266 42,436,079
Sotheby's
(f)
5.88% , 06/01/29 .................. 10,717 10,171,546
8.25% , 04/15/31 .................. 17,179 17,088,513
Wand NewCo 3, Inc., 7.63%, 01/30/32
(f)
.... 20,759 21,471,677
146,009,123
Diversified REITs — 0.3%
(f)
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32 ........ 11,424 10,976,511
Uniti Group LP
6.50% , 02/15/29 .................. 5,914 5,867,320
6.00% , 01/15/30 .................. 7,182 7,015,529
Series Feb , 8.63% , 06/15/32 .......... 56,438 58,877,006
82,736,366
Diversified Telecommunication Services — 7.7%
Altice France SA
7.25% , 11/01/29
(b)
................. EUR 792 912,467
4.75% , 10/15/30
(b)
................. 2,853 3,175,383
6.88% , 10/15/30
(f)
................. USD 10,982 10,652,796
5.50% , 10/15/31
(b)
................. EUR 288 323,830
6.50% , 10/15/31
(f)
................. USD 21,331 20,667,924
6.50% , 04/15/32
(f)
................. 81,181 78,454,961
5.63% , 07/15/32
(b)
................. EUR 1,367 1,538,200

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
6.88% , 07/15/32
(f)
................. USD 51,118 $ 49,567,951
APLD ComputeCo 2 LLC, 6.75%, 03/15/31
(f)
. 47,242 47,411,741
APLD ComputeCo 3 LLC, 7.00%, 06/15/31
(f)
. 58,986 58,865,095
APLD ComputeCo LLC, 9.25%, 12/15/30
(f)
.. 15,244 16,444,989
Athomstart Invest 1083 A/S, (3-mo. EURIBOR at
0.00% Floor + 6.00%), 8.28%, 06/04/30
(a) (b) (f)
EUR 2,700 3,106,583
Black Pearl Compute LLC, 6.13%, 02/15/31
(f)
. USD 5,792 5,866,225
CCO Holdings LLC
5.38% , 06/01/29
(f)
................. 13,241 12,953,220
6.38% , 09/01/29
(f)
................. 32,929 32,895,781
4.75% , 03/01/30
(f)
................. 5,289 5,014,772
4.25% , 02/01/31
(f)
................. 44,805 40,350,581
4.75% , 02/01/32
(f)
................. 25,646 22,875,503
4.50% , 05/01/32 .................. 1,056 932,099
7.00% , 02/01/33
(f)
................. 21,131 20,722,873
4.50% , 06/01/33
(f)
................. 12,519 10,861,235
4.25% , 01/15/34
(f)
................. 30,479 25,801,370
7.38% , 02/01/36
(f)
................. 67,807 66,497,294
Cipher Compute LLC, 7.13%, 11/15/30
(f)
.... 17,476 18,166,697
Core Scientific Finance I LLC, 7.75%, 05/15/31
(f)
64,170 65,071,958
eircom Finance DAC, 5.00%, 04/30/31
(b)
.... EUR 2,790 3,225,775
Fibercop SpA
4.75% , 06/30/30
(b)
................. 1,761 2,050,127
5.38% , 04/15/31
(b)
................. 2,375 2,814,258
5.13% , 06/30/32
(b)
................. 1,110 1,303,048
Series 2033 , 6.38% , 11/15/33
(f)
........ USD 5,637 5,640,264
6.00% , 09/30/34
(f)
................. 11,006 10,628,634
7.20% , 07/18/36
(f)
................. 13,914 14,268,101
Series 2038 , 7.72% , 06/04/38
(f)
........ 6,228 6,519,022
5.25% , 03/17/55 .................. EUR 400 391,104
Flash Compute LLC, 7.25%, 12/31/30
(f)
.... USD 65,599 67,450,370
Iliad SA
(b)
5.38% , 02/15/29 .................. EUR 200 237,661
4.25% , 01/09/32 .................. 1,600 1,839,881
Level 3 Financing, Inc.
(f)
6.88% , 06/30/33 .................. USD 139,236 143,050,919
7.00% , 03/31/34 .................. 135,210 139,419,686
8.50% , 01/15/36 .................. 128,281 137,752,465
7.50% , 02/15/37 .................. 51,649 53,011,444
Maya SAS
5.38% , 04/15/30
(b)
................. EUR 392 459,355
7.00% , 04/15/32
(f)
................. USD 25,502 25,990,542
Meridian Arc Holdco LLC, 6.25%, 04/30/31
(f)
. 306,881 307,568,413
PR RNO Property Owner 1 LLC, 6.50%,
05/01/31
(f)
..................... 92,490 92,356,531
Sable International Finance Ltd., 7.13%,
10/15/32
(f)
..................... 22,049 21,884,073
SE Cosmos LLC, 8.88%, 05/01/31
(f)
....... 89,420 91,930,198
Stingray Compute LLC, 6.00%, 06/15/31
(f)
... 23,010 23,055,399
SV RNO Property Owner 1 LLC, 5.88%,
03/01/31
(f)
..................... 122,094 120,333,820
Telecom Italia Capital SA, 7.72%, 06/04/38 .. 28,805 33,076,666
Uniti Services LLC, 7.50%, 10/15/33
(f)
..... 28,323 29,806,474
Virgin Media Secured Finance plc
5.25% , 05/15/29
(b)
................. GBP 777 982,573
4.25% , 01/15/30
(b)
................. 1,584 1,845,671
4.13% , 08/15/30
(b)
................. 921 1,047,447
4.50% , 08/15/30
(f)
................. USD 2,507 2,128,588
Windstream Services LLC, 8.25%, 10/01/31
(f)
. 82,089 86,567,365
Yondr JK 1 LLC, 6.88%, 06/30/31
(f)
....... 19,140 19,188,057
Zayo Group Holdings, Inc.
(a)(f)(g)
6.25% , ( 6.25 % Cash or 0.50 % PIK), 03/09/30 11,540 11,510,954
9.00% , ( 9.00 % Cash or 1.88 % PIK), 09/09/30 40,597 39,901,777
2,118,368,190
Security
Par (000)
Par (000) Value
Electric Utilities — 1.9%
Alpha Generation LLC, 6.75%, 10/15/32
(f)
... USD 16,361 $ 16,662,108
California Buyer Ltd.
5.63% , 02/15/32
(b)
................. EUR 1,053 1,222,747
6.38% , 02/15/32
(f)
................. USD 12,680 12,711,320
ContourGlobal Power Holdings SA
5.00% , 02/28/30
(b)
................. EUR 1,463 1,691,322
6.75% , 02/28/30
(f)
................. USD 23,264 23,609,005
4.38% , 07/31/31
(b)
................. EUR 1,480 1,648,494
Neoen Finco plc, 5.50%, 06/15/31
(b)
....... 1,421 1,653,971
NRG Energy, Inc.
(f)
5.75% , 07/15/29 .................. USD 5,972 5,973,362
6.00% , 02/01/33 .................. 54,984 55,277,615
5.75% , 01/15/34 .................. 35,445 35,168,224
5.88% , 05/15/34 .................. 16,064 15,979,502
6.25% , 11/01/34 .................. 19,684 19,930,511
6.00% , 01/15/36 .................. 79,654 79,405,012
6.13% , 05/15/36 .................. 53,895 53,919,953
Oncor Electric Delivery Co. LLC, (5-Year
EURIBOR ICE Swap Rate + 1.53%), 4.55%,
11/26/56
(a) (b)
.................... EUR 1,300 1,502,324
Pattern Energy Operations LP, 4.50%, 08/15/28
(f)
USD 2,273 2,225,542
Public Power Corp. SA, 4.25%, 10/31/30
(b)
.. EUR 709 813,906
VoltaGrid LLC, 7.38%, 11/01/30
(f)
........ USD 87,681 91,027,871
XPLR Infrastructure Operating Partners LP
(f)
8.38% , 01/15/31 .................. 39,519 42,147,013
8.63% , 03/15/33 .................. 5,922 6,350,534
7.75% , 04/15/34 .................. 52,210 54,954,680
523,875,016
Electrical Equipment — 0.0%
(f)
Sensata Technologies BV, 4.00%, 04/15/29 .. 893 867,392
Solaris Energy Infrastructure LLC, 6.38%,
05/15/31 ...................... 5,498 5,559,343
6,426,735
Electronic Equipment, Instruments & Components — 0.3%
(f)
Coherent Corp., 5.00%, 12/15/29 ........ 14,976 14,745,299
Sensata Technologies, Inc.
4.38% , 02/15/30 .................. 26,550 25,823,135
3.75% , 02/15/31 .................. 5,654 5,286,747
6.63% , 07/15/32 .................. 31,493 32,391,180
Zebra Technologies Corp., 6.50%, 06/01/32 .. 5,493 5,559,916
83,806,277
Energy Equipment & Services — 1.5%
Archrock Partners LP, 6.63%, 09/01/32
(f)
.... 28,431 28,996,379
Archrock Services LP, 6.00%, 02/01/34
(f)
.... 23,416 23,275,391
Borr IHC Ltd.
(f)
8.75% , 01/15/32 .................. 9,573 9,345,641
9.00% , 01/15/34 .................. 9,086 8,763,175
Deepocean Ltd., 6.00%, 04/08/31
(b)
....... EUR 1,828 2,140,520
Enerflex, Inc., 6.88%, 01/15/31
(f)
......... USD 2,542 2,601,640
Kodiak Gas Services LLC
(f)
5.88% , 04/01/31 .................. 30,953 31,032,364
6.50% , 10/01/33 .................. 26,167 26,524,258
6.75% , 10/01/35 .................. 23,467 24,073,997
Nabors Industries, Inc., 7.63%, 11/15/32
(f)
... 11,496 11,761,362
Noble Finance II LLC
(f)
8.00% , 04/15/30 .................. 2,427 2,514,754
6.25% , 06/15/34 .................. 11,737 11,502,980
Oceaneering International, Inc., 6.00%, 02/01/28 4,248 4,308,810
OEG Finance plc, 7.25%, 09/27/29
(b)
...... EUR 3,228 3,819,190
Seadrill Finance Ltd., 6.75%, 07/15/34
(f)
.... USD 9,342 9,018,019
Star Holding LLC, 8.75%, 08/01/31
(f)
...... 16,420 16,457,963
Tidewater, Inc., 9.13%, 07/15/30
(f)
........ 14,133 15,122,876
Transocean International Ltd.
(f)
8.25% , 05/15/29 .................. 6,102 6,300,822

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
8.75% , 02/15/30 .................. USD 15,830 $ 16,448,856
8.50% , 05/15/31 .................. 14,218 14,761,025
7.88% , 10/15/32 .................. 15,228 15,897,118
USA Compression Partners LP
(f)
7.13% , 03/15/29 .................. 16,178 16,571,756
6.25% , 10/01/33 .................. 42,714 42,347,877
Valaris Ltd., 8.38%, 04/30/30
(f)
.......... 11,314 11,749,340
Vallourec SACA, 7.50%, 04/15/32
(f)
....... 19,774 20,666,816
Weatherford International Ltd., 6.75%, 10/15/33
(f)
42,738 43,605,394
419,608,323
Entertainment — 0.1%
Cinemark USA, Inc., 7.00%, 08/01/32
(f)
..... 883 910,952
Live Nation Entertainment, Inc.
(f)
4.75% , 10/15/27 .................. 6,812 6,797,053
3.75% , 01/15/28 .................. 5,495 5,389,027
Pinewood Finco plc
(b)
3.63% , 11/15/27 .................. GBP 311 403,713
6.00% , 03/27/30 .................. 3,314 4,396,433
Playtika Holding Corp., 4.25%, 03/15/29
(f)
... USD 4,614 4,129,530
Starz Capital Holdings 1, Inc., 6.00%, 04/15/30
(f) (j)
13,501 12,876,579
34,903,287
Financial Services — 2.5%
Block, Inc.
5.63% , 08/15/30
(f)
................. 25,170 25,232,950
6.50% , 05/15/32 .................. 37,489 38,273,120
6.00% , 08/15/33
(f)
................. 37,302 37,559,570
CrossCountry Intermediate HoldCo LLC
(f)
6.50% , 10/01/30 .................. 5,804 5,720,608
6.75% , 12/01/32 .................. 6,901 6,662,737
Freedom Mortgage Holdings LLC
(f)
6.88% , 05/01/31 .................. 1,723 1,672,107
9.13% , 05/15/31 .................. 13,444 13,899,752
8.38% , 04/01/32 .................. 1,059 1,077,206
7.88% , 04/01/33 .................. 2,361 2,302,495
Garfunkelux Holdco 3 SA, 9.00%, 09/01/28
(b)
. EUR 2,848 3,262,301
Garfunkelux Holdco 4 SA, 10.50%, (10.50%
Cash or 10.50% PIK), 05/01/30
(b) (c) (d) (g)
.... 229 —
Intrum Investments & Financing AB, 8.00%,
09/11/27
(b)
..................... 1,371 1,567,520
ION Platform Finance SARL
(b)
7.88% , 05/01/29 .................. 2,747 2,825,200
6.50% , 09/30/30 .................. 1,099 1,007,973
6.88% , 09/30/32 .................. 846 716,230
Jerrold Finco plc, 7.88%, 04/15/30
(b)
...... GBP 700 943,033
Midcap Financial Issuer Trust
(f)
6.50% , 05/01/28 .................. USD 32,396 32,345,093
5.63% , 01/15/30 .................. 20,962 20,205,460
PennyMac Financial Services, Inc.
(f)
7.88% , 12/15/29 .................. 8,777 9,127,369
7.13% , 11/15/30 .................. 13,269 13,446,553
6.88% , 05/15/32 .................. 18,572 18,175,239
6.75% , 02/15/34 .................. 10,360 9,944,748
PRA Group Europe Holding II SARL, 6.25%,
09/30/32
(b)
..................... EUR 2,477 2,785,507
Progroup AG
5.38% , 04/15/31
(b)
................. 1,433 1,672,527
Rocket Cos., Inc.
(f)
6.50% , 08/01/29 .................. USD 20,956 21,389,664
6.13% , 08/01/30 .................. 42,490 43,219,638
6.13% , 08/01/31 .................. 36,899 37,685,753
7.13% , 02/01/32 .................. 44,847 46,548,091
6.38% , 08/01/33 .................. 66,326 67,451,183
6.50% , 06/15/34 .................. 21,085 21,626,451
Rocket Mortgage LLC, 4.00%, 10/15/33
(f)
... 2,313 2,081,818
Security
Par (000)
Par (000) Value
Financial Services (continued)
Shift4 Payments LLC
6.75% , 08/15/32
(f)
................. USD 39,614 $ 39,689,731
5.50% , 05/15/33
(f)
................. EUR 19,120 21,386,161
5.50% , 05/15/33
(b)
................. 2,728 3,051,331
Stena International SA, 7.25%, 01/15/31
(b)
... USD 1,500 1,533,615
TER Finance Jersey Ltd., 4.50%, 10/31/31
(b)
. EUR 3,147 3,594,481
Titanium 2l Bondco SARL, 6.25%, (6.25% Cash
or 6.25% PIK), 01/14/31
(g)
........... 5,120 827,092
United Wholesale Mortgage LLC, 5.50%,
04/15/29
(f)
..................... USD 2,822 2,621,506
UWM Holdings LLC
(f)
6.63% , 02/01/30 .................. 35,246 32,841,690
6.25% , 03/15/31 .................. 48,629 43,339,298
Walker & Dunlop, Inc., 6.63%, 04/01/33
(f)
... 8,136 8,265,623
WEX, Inc., 6.50%, 03/15/33
(f)
........... 25,183 25,074,459
Worldline SA
(b)
0.00% , 07/30/26
(h) (i)
................ EUR 172 200,991
0.88% , 06/30/27 .................. 900 979,395
4.13% , 09/12/28 .................. 300 322,723
WS Escrow LLC, 7.75%, 06/01/33
(f)
....... USD 5,566 5,715,264
679,871,256
Food Products — 1.2%
B&G Foods, Inc., 8.00%, 09/15/28
(f)
....... 5,501 5,506,028
Chobani LLC
(f)
4.63% , 11/15/28 .................. 39,717 39,331,447
7.63% , 07/01/29 .................. 63,021 64,985,743
6.38% , 04/15/34 .................. 108,512 110,128,286
Darling Global Finance BV
4.50% , 07/15/32
(b)
................. EUR 1,280 1,474,856
4.50% , 07/15/32
(f)
................. 9,510 10,957,720
Darling Ingredients, Inc., 6.00%, 06/15/30
(f)
.. USD 9,051 9,110,329
Froneri Lux FinCo SARL, 4.75%, 08/01/32
(b)
. EUR 3,577 3,988,730
Lamb Weston Holdings, Inc.
(f)
4.88% , 05/15/28 .................. USD 5,545 5,508,377
4.13% , 01/31/30 .................. 5,961 5,716,132
4.38% , 01/31/32 .................. 7,862 7,392,432
Post Holdings, Inc.
(f)
4.63% , 04/15/30 .................. 1,289 1,245,252
4.50% , 09/15/31 .................. 2,107 1,976,605
6.25% , 02/15/32 .................. 327 331,925
6.38% , 03/01/33 .................. 5,094 5,055,131
6.25% , 10/15/34 .................. 22,028 21,643,697
6.50% , 03/15/36 .................. 33,550 33,168,987
Simmons Foods, Inc., 4.63%, 03/01/29
(f)
.... 6,955 6,719,101
Tereos Finance Groupe I SA
7.25% , 04/15/28
(b)
................. EUR 1,933 2,236,650
336,477,428
Gas Utilities — 0.1%
AmeriGas Partners LP
(f)
9.50% , 06/01/30 .................. USD 6,129 6,576,570
6.88% , 06/01/31 .................. 14,708 14,891,468
Ferrellgas LP, 9.25%, 01/15/31
(f)
......... 11,680 12,309,470
Suburban Propane Partners LP, 5.00%,
06/01/31
(f)
..................... 1,615 1,531,005
UGI International LLC, 5.00%, 06/01/31
(b)
... EUR 622 727,247
36,035,760
Ground Transportation — 0.5%
Albion Financing 1 SARL
5.38% , 05/21/30
(b)
................. 987 1,167,322
7.00% , 05/21/30
(f)
................. USD 32,119 33,256,784
BCP V Modular Services Finance II plc
(b)
4.75% , 11/30/28 .................. EUR 2,178 2,351,997
6.13% , 11/30/28 .................. GBP 1,929 2,408,065
6.50% , 07/10/31 .................. EUR 1,037 1,024,912

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
BCP V Modular Services Finance plc, 6.75%,
11/30/29
(b)
..................... EUR 1,212 $ 890,375
Boels Topholding BV
(b)
6.25% , 02/15/29 .................. 1,589 1,854,213
5.75% , 05/15/30 .................. 1,399 1,642,489
EC Finance plc, 3.25%, 10/15/26
(b) (j)
...... 1,391 1,582,752
Edge Finco plc, 8.13%, 08/15/31
(b)
....... GBP 3,691 5,114,823
GB AIT Buyer, Inc., 8.75%, 04/30/34
(f)
..... USD 10,350 10,377,523
Genesee & Wyoming, Inc., 6.25%, 04/15/32
(f)
. 23,546 23,883,461
Kapla Holding SAS
(b)
5.00% , 04/30/31 .................. EUR 2,395 2,750,229
5.13% , 04/30/32 .................. 348 400,144
Loxam SAS
(b)
6.38% , 05/15/28 .................. 1,768 2,056,257
4.25% , 02/15/31 .................. 1,340 1,527,110
Mobico Group plc, 4.88%, 09/26/31
(b)
...... 498 453,892
PODS LLC, 8.75%, 05/15/31
(f)
.......... USD 19,673 19,221,952
RXO, Inc., 6.38%, 05/15/31
(f)
........... 5,177 5,248,914
SGL Group ApS
(a)
(3-mo. EURIBOR at 0.00% Floor + 4.75%),
6.94% , 04/22/30 ................ EUR 1,390 1,548,029
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.45% , 02/24/31
(b) (f)
.............. 413 460,242
Watco Cos. LLC, 7.13%, 08/01/32
(f)
....... USD 11,660 11,972,383
131,193,868
Health Care Equipment & Supplies — 0.7%
Avantor Funding, Inc.
3.88% , 07/15/28
(b)
................. EUR 1,235 1,410,752
4.63% , 07/15/28
(f)
................. USD 16,413 16,240,708
3.88% , 11/01/29
(f)
................. 10,639 10,156,891
Bausch + Lomb Corp., 8.38%, 10/01/28
(f)
... 76,480 78,583,200
Bausch + Lomb Netherlands BV, (3-mo.
EURIBOR at 0.00% Floor + 3.88%), 6.08%,
01/15/31
(a) (b)
.................... EUR 810 932,400
Insulet Corp., 6.50%, 04/01/33
(f)
......... USD 6,770 6,865,234
Medline Borrower LP, 5.25%, 10/01/29
(f)
.... 62,388 62,006,759
Neogen Food Safety Corp., 8.63%, 07/20/30
(f)
9,072 9,542,211
Sotera Health Holdings LLC, 7.38%, 06/01/31
(f)
10,636 11,028,056
196,766,211
Health Care Providers & Services — 2.0%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33
(f)
2,923 3,009,003
AHP Health Partners, Inc., 5.75%, 07/15/29
(f)
. 26,769 26,434,768
Centene Corp., 2.45%, 07/15/28 ......... 9,751 9,266,100
Clariane SE
(b)
7.88% , 06/27/30 .................. EUR 1,600 1,951,937
6.88% , 04/15/31 .................. 796 933,155
Community Health Systems, Inc.
(f)
5.25% , 05/15/30 .................. USD 37,198 35,101,157
4.75% , 02/15/31 .................. 18,189 16,733,202
10.88% , 01/15/32 ................. 11,817 12,726,212
9.75% , 01/15/34 .................. 99,450 103,833,855
Concentra Health Services, Inc., 6.88%,
07/15/32
(f)
..................... 20,645 21,370,366
DaVita, Inc.
(f)
6.88% , 09/01/32 .................. 819 844,654
6.75% , 07/15/33 .................. 4,583 4,728,964
Ephios Subco 3 SARL, 7.88%, 01/31/31
(b)
... EUR 1,258 1,515,663
HAH Group Holding Co. LLC, 9.75%, 10/01/31
(f)
USD 9,639 8,629,652
HealthEquity, Inc., 4.50%, 10/01/29
(f)
...... 31,704 30,802,072
HomeVi SASU, 6.63%, 10/31/31
(b)
....... EUR 890 1,032,909
LifePoint Health, Inc.
(f)
10.00% , 06/01/32 ................. USD 20,242 20,207,819
7.00% , 05/01/34 .................. 58,640 56,204,209
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Mehilainen Yhtiot Oy
(b)
5.13% , 06/30/32 .................. EUR 1,754 $ 2,021,439
(3-mo. EURIBOR at 0.00% Floor + 3.38%),
5.67% , 06/30/32
(a)
............... 328 377,371
Molina Healthcare, Inc.
(f)
3.88% , 11/15/30 .................. USD 11,950 11,143,952
6.50% , 02/15/31 .................. 23,373 23,777,236
6.25% , 01/15/33 .................. 6,532 6,542,954
Option Care Health, Inc., 4.38%, 10/31/29
(f)
.. 7,456 7,163,681
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(f)
..................... 516 539,059
Star Parent, Inc., 9.00%, 10/01/30
(f)
....... 14,975 15,672,131
Surgery Center Holdings, Inc., 7.25%, 04/15/32
(f)
64,879 65,679,672
Tenet Healthcare Corp.
6.75% , 05/15/31 .................. 33,821 34,646,435
5.50% , 11/15/32
(f)
................. 4,130 4,106,690
6.00% , 11/15/33
(f)
................. 5,119 5,163,756
US Acute Care Solutions LLC, 9.75%, 05/15/29
(f)
21,467 20,239,848
552,399,921
Health Care REITs — 0.3%
Diversified Healthcare Trust, 7.25%, 10/15/30
(f)
9,707 9,991,095
MPT Operating Partnership LP
0.99% , 10/15/26 .................. EUR 774 867,586
7.00% , 02/15/32
(f)
................. 19,230 22,086,361
7.00% , 02/15/32
(b)
................. 2,189 2,514,147
8.50% , 02/15/32
(f)
................. USD 56,857 58,209,628
93,668,817
Health Care Technology — 0.1%
IQVIA, Inc.
6.25% , 06/01/32
(f)
................. 35,553 36,145,965
4.63% , 06/15/33
(b)
................. EUR 1,399 1,621,829
37,767,794
Hotel & Resort REITs — 0.9%
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(f)
..................... USD 12,761 13,064,367
Pebblebrook Hotel LP, 6.38%, 10/15/29
(f)
... 6,394 6,503,018
RHP Hotel Properties LP
(f)
4.50% , 02/15/29 .................. 11,328 11,106,634
6.50% , 04/01/32 .................. 31,199 31,924,970
6.50% , 06/15/33 .................. 14,038 14,402,293
5.75% , 03/15/34 .................. 35,001 34,676,299
RLJ Lodging Trust LP
(f)
3.75% , 07/01/26 .................. 3,645 3,645,000
4.00% , 09/15/29 .................. 2,470 2,352,675
Service Properties Trust
0.00% , 09/30/27
(f) (i)
................ 20,106 18,642,508
8.63% , 11/15/31
(f)
................. 86,667 91,299,351
8.88% , 06/15/32 .................. 11,108 11,436,353
XHR LP, 6.63%, 05/15/30
(f)
............ 6,715 6,869,962
245,923,430
Hotels, Restaurants & Leisure — 3.6%
1011778 BC ULC
(f)
3.88% , 01/15/28 .................. 1,368 1,342,288
4.38% , 01/15/28 .................. 7,054 6,973,885
5.63% , 09/15/29 .................. 217 218,133
4.00% , 10/15/30 .................. 3,993 3,769,588
888 Acquisitions Ltd., 8.00%, 09/30/31
(b)
.... EUR 270 318,596
A&K Travel Group Holdings Ltd., 7.50%,
05/15/33
(f)
..................... USD 26,111 26,359,323
Acushnet Co., 5.63%, 12/01/33
(f)
........ 7,097 7,059,433
Allwyn Entertainment Financing UK plc
(b)
7.25% , 04/30/30 .................. EUR 2,315 2,744,074
4.13% , 02/15/31 .................. 730 821,160

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
4.63% , 08/15/31 .................. EUR 1,452 $ 1,647,340
Aramark International Finance SARL, 4.38%,
04/15/33
(b)
..................... 1,281 1,445,293
Boyne USA, Inc., 4.75%, 05/15/29
(f)
....... USD 10,872 10,687,051
Brightstar Lottery plc, 5.75%, 01/15/33
(f)
.... 14,417 14,131,976
Caesars Entertainment, Inc.
(f)
4.63% , 10/15/29 .................. 19,608 18,847,761
7.00% , 02/15/30 .................. 23,125 23,258,107
6.50% , 02/15/32 .................. 21,052 20,535,613
Carnival Corp. Ltd.
(f)
5.88% , 06/15/31 .................. 7,993 8,136,946
5.75% , 08/01/32 .................. 14,728 14,871,854
6.13% , 02/15/33 .................. 49,416 50,016,156
Carnival UK Ltd., 4.13%, 07/15/31
(f)
....... EUR 16,219 18,638,624
Churchill Downs, Inc.
(f)
4.75% , 01/15/28 .................. USD 25,101 24,856,843
5.75% , 04/01/30 .................. 35,345 35,311,549
6.75% , 05/01/31 .................. 18,976 19,307,939
Cirsa Finance International SARL
(b)
6.50% , 03/15/29 .................. EUR 587 693,146
4.88% , 10/15/31 .................. 516 599,993
(3-mo. EURIBOR + 3.00%), 5.40% ,
10/15/32
(a)
.................... 757 872,660
Deuce Finco plc
(b)
7.00% , 11/20/31 .................. GBP 1,184 1,605,756
(3-mo. EURIBOR + 3.50%), 5.90% ,
11/20/32
(a)
.................... EUR 807 936,913
Elior Group SA, 5.63%, 03/15/30
(b)
....... 3,081 3,459,299
Entain plc, 4.88%, 11/30/31
(b)
........... 2,799 3,235,868
Essendi SA
(b)
5.38% , 05/15/30 .................. 481 559,801
5.50% , 11/15/31 .................. 968 1,122,544
5.63% , 05/15/32 .................. 1,557 1,811,112
(3-mo. EURIBOR + 3.75%), 6.03% ,
05/15/32
(a)
.................... 552 640,426
Fertitta Entertainment LLC
(f)
4.63% , 01/15/29 .................. USD 10,151 9,870,786
6.75% , 01/15/30 .................. 7,122 6,984,554
Gaia Purchaser, Inc., 7.63%, 07/15/33
(f)
.... 38,363 38,802,924
gategroup Finance Luxembourg SA, 3.00%,
02/28/27
(b)
..................... CHF 3,660 4,539,029
Great Canadian Gaming Corp., 8.75%,
11/15/29
(f)
..................... USD 14,249 14,255,953
Hilton Domestic Operating Co., Inc.
(f)
5.50% , 09/15/31 .................. 42,245 42,353,063
5.88% , 03/15/33 .................. 11,305 11,408,430
5.50% , 03/31/34 .................. 18,428 18,269,985
Light & Wonder International, Inc.
(f)
7.25% , 11/15/29 .................. 3,781 3,849,345
7.50% , 09/01/31 .................. 2,853 2,957,046
6.25% , 10/01/33 .................. 6,784 6,747,231
Lindblad Expeditions LLC, 7.00%, 09/15/30
(f)
. 23,852 24,661,585
Lottomatica Group SpA
(b)
4.88% , 01/31/31 .................. EUR 1,243 1,449,243
4.63% , 04/30/32 .................. 458 526,512
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(f)
USD 18,552 15,556,704
Melco Resorts Finance Ltd.
(f)
5.63% , 07/17/27 .................. 800 798,400
5.75% , 07/21/28 .................. 3,400 3,377,220
5.38% , 12/04/29 .................. 26,553 25,859,775
7.63% , 04/17/32 .................. 19,566 20,055,737
6.50% , 09/24/33 .................. 3,635 3,572,333
Merlin Entertainments Group US Holdings, Inc.,
7.38%, 02/15/31
(f)
................ 21,610 18,234,386
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
MGM China Holdings Ltd.
(f)
7.13% , 06/26/31 .................. USD 4,271 $ 4,407,199
6.25% , 05/15/33 .................. 12,184 11,953,113
MGM Resorts International, 6.13%, 09/15/29 . 15,472 15,623,765
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(f)
..................... 70 68,142
Mohegan Tribal Gaming Authority, 8.25%,
04/15/30
(f)
..................... 17,501 18,229,059
Motion Bondco DAC, 6.63%, 11/15/27
(f)
.... 8,099 7,835,908
Motion Finco SARL, 7.38%, 06/15/30
(b)
..... EUR 668 662,777
NCL Corp. Ltd.
(f)
5.88% , 01/15/31 .................. USD 3,127 3,034,917
6.25% , 09/15/33 .................. 18,092 17,570,361
Pinnacle Bidco plc, 10.00%, 10/11/28
(b)
..... GBP 2,222 3,061,498
Pioneer Opco LLC, 7.00%, 05/15/33
(f)
..... USD 14,311 14,562,945
Premier Entertainment Sub LLC
(f)
5.63% , 09/01/29 .................. 5,317 3,698,232
5.88% , 09/01/31 .................. 9,034 5,872,100
Rivers Enterprise Borrower LLC
(f)
6.25% , 10/15/30 .................. 10,158 10,284,934
6.63% , 02/01/33 .................. 5,406 5,486,885
Scientific Games Holdings LP, 6.63%, 03/01/30
(f)
8,550 7,307,424
Six Flags Entertainment Corp.
5.25% , 07/15/29 .................. 1,701 1,657,003
8.63% , 01/15/32
(f)
................. 7,548 7,771,997
Station Casinos LLC
(f)
4.50% , 02/15/28 .................. 8,194 8,100,033
4.63% , 12/01/31 .................. 72 68,365
6.63% , 03/15/32 .................. 6,652 6,755,605
Stonegate Pub Co. Financing plc, (3-mo.
EURIBOR + 6.63%), 8.91%, 07/31/29
(a) (b)
.. EUR 1,868 2,154,056
TUI AG, 5.88%, 03/15/29
(b)
............ 727 852,545
TUI Cruises GmbH, 5.00%, 05/15/30
(b)
..... 1,895 2,196,940
Vail Resorts, Inc.
(f)
5.63% , 07/15/30 .................. USD 10,937 10,923,363
6.50% , 05/15/32 .................. 13,730 13,983,923
Viking Cruises Ltd.
(f)
9.13% , 07/15/31 .................. 33,675 35,284,160
5.88% , 10/15/33 .................. 24,660 24,698,496
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(f)
..................... 6,471 6,470,489
Voyager Parent LLC, 9.25%, 07/01/32
(f)
.... 12,663 13,391,859
Wyndham Hotels & Resorts, Inc., 5.63%,
03/01/33
(f)
..................... 4,641 4,580,484
Wynn Macau Ltd.
(f)
5.50% , 10/01/27 .................. 2,600 2,587,000
5.63% , 08/26/28 .................. 56,145 55,678,997
4.50% , 03/07/29
(h)
................. 1,658 1,648,052
5.13% , 12/15/29 .................. 20,458 19,967,912
Wynn Resorts Finance LLC
(f)
5.13% , 10/01/29 .................. 19,826 19,692,932
7.13% , 02/15/31 .................. 12,799 13,526,181
6.25% , 03/15/33 .................. 15,827 15,886,288
998,503,230
Household Durables — 1.1%
Ashton Woods USA LLC
(f)
4.63% , 08/01/29 .................. 4,879 4,698,154
4.63% , 04/01/30 .................. 3,541 3,359,512
6.88% , 08/01/33 .................. 9,184 9,102,847
Beazer Homes USA, Inc., 8.00%, 01/15/32
(f)
. 7,567 7,587,335
Brookfield Residential Properties, Inc.
(f)
5.00% , 06/15/29 .................. 19,861 18,912,214
4.88% , 02/15/30 .................. 13,025 12,121,029
Century Communities, Inc., 6.63%, 09/15/33
(f)
11,631 11,744,507
Dream Finders Homes, Inc., 8.25%, 08/15/28
(f)
6,941 7,097,312

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Household Durables (continued)
Empire Communities Corp., 9.75%, 05/01/29
(f)
USD 3,105 $ 3,209,912
Installed Building Products, Inc., 5.63%,
02/01/34
(f)
..................... 8,895 8,829,147
K. Hovnanian Enterprises, Inc.
(f)
8.00% , 04/01/31 .................. 23,846 24,601,012
8.38% , 10/01/33 .................. 22,294 22,906,594
LGI Homes, Inc.
(f)
8.75% , 12/15/28 .................. 1,309 1,352,677
4.00% , 07/15/29 .................. 5,385 5,017,786
7.00% , 11/15/32 .................. 6,750 6,707,871
Maison Finco plc, 7.25%, 04/30/32
(b)
...... GBP 814 1,039,396
Mattamy Group Corp.
(f)
4.63% , 03/01/30 .................. USD 4,116 3,950,078
6.00% , 12/15/33 .................. 4,571 4,387,726
Meritage Homes Corp., 1.75%, 05/15/28
(h)
... 28,161 29,019,910
Newell Brands, Inc.
8.50% , 06/01/28
(f)
................. 13,656 14,267,352
6.63% , 09/15/29 .................. 4,239 4,309,787
6.38% , 05/15/30 .................. 6,038 6,120,099
6.63% , 05/15/32 .................. 13,857 14,032,321
Risewell Homes, Inc.
(f)
9.25% , 10/01/29 .................. 13,753 14,225,072
8.50% , 11/01/30 .................. 3,869 3,950,017
Somnigroup International, Inc.
(f)
4.00% , 04/15/29 .................. 2,978 2,870,826
3.88% , 10/15/31 .................. 653 600,178
STL Holding Co. LLC, 8.75%, 02/15/29
(f)
.... 7,436 7,721,148
Taylor Morrison Communities, Inc., 5.75%,
11/15/32
(f)
..................... 7,034 7,239,027
TRI Pointe Homes, Inc., 5.25%, 06/01/27 ... 103 102,937
Whirlpool Corp.
(f)
7.50% , 07/01/31 .................. 24,874 25,171,194
7.88% , 07/01/34 .................. 28,406 28,522,519
314,777,496
Independent Power and Renewable Electricity Producers — 1.6%
Clearway Energy Operating LLC, 3.75%,
01/15/32
(f)
..................... 14,448 13,148,555
Talen Energy Supply LLC
(f)(k)
(Acquired 04/30/26 , cost $ 149,684,000 )
6.13% , 05/01/31 ................ 149,684 149,686,844
(Acquired 04/30/26 , cost $ 269,432,000 )
6.38% , 05/01/33 ................ 269,432 269,091,923
TransAlta Corp., 5.88%, 02/01/34 ........ 2,777 2,735,604
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 6.93%),
8.00%
(a) (f) (l)
..................... 11,499 11,587,485
446,250,411
Insurance — 4.6%
Alliant Holdings Intermediate LLC
(f)
4.25% , 10/15/27 .................. 57,673 56,978,006
6.75% , 04/15/28 .................. 9,137 9,209,977
5.88% , 11/01/29 .................. 49,473 48,352,570
7.00% , 01/15/31 .................. 64,586 65,636,039
6.50% , 10/01/31 .................. 2,383 2,376,464
7.38% , 10/01/32 .................. 12,709 12,614,410
AmWINS Group, Inc., 4.88%, 06/30/29
(f)
.... 2,115 2,037,980
Amynta Agency Borrower, Inc., 7.50%, 07/15/33
(f)
24,846 23,780,783
APH Somerset Investor 2 LLC, 7.88%, 11/01/29
(f)
17,239 17,456,211
Ardonagh Finco Ltd.
6.88% , 02/15/31
(b)
................. EUR 17,372 19,977,893
7.75% , 02/15/31
(f)
................. USD 73,412 74,239,133
Ardonagh Group Finance Ltd., 8.88%, 02/15/32
(f)
100,403 97,535,912
Asurion LLC
(f)
8.00% , 12/31/32 .................. 48,519 48,885,634
Security
Par (000)
Par (000) Value
Insurance (continued)
8.38% , 02/01/34 .................. USD 56,304 $ 52,119,430
CRC Insurance Group LLC, 7.13%, 06/01/31
(f)
105,152 104,816,699
Howden UK Refinance plc
(f)
7.25% , 02/15/31 .................. 65,367 63,316,352
8.13% , 02/15/32 .................. 48,510 43,483,312
HUB International Ltd.
(f)
7.25% , 06/15/30 .................. 186,742 191,641,550
7.38% , 01/31/32 .................. 232,540 236,697,815
Jones Deslauriers Insurance Management, Inc.
(f)
8.50% , 03/15/30 .................. 28,250 28,814,040
6.88% , 10/01/33 .................. 22,484 20,851,954
Ryan Specialty LLC
(f)
4.38% , 02/01/30 .................. 753 725,609
5.88% , 08/01/32 .................. 731 719,200
USI, Inc., 7.50%, 01/15/32
(f)
........... 34,324 34,647,469
1,256,914,442
Interactive Media & Services — 0.1%
Snap, Inc.
(f)
6.88% , 03/01/33 .................. 24,887 24,258,155
6.88% , 03/15/34 .................. 13,008 12,593,408
36,851,563
IT Services — 2.2%
Almaviva-The Italian Innovation Co. SpA, 5.00%,
10/30/30
(b)
..................... EUR 2,316 2,581,147
Atos Group
(b)
9.36% , 12/18/29
(j)
................. 3,010 3,943,731
8.13% , 05/21/31 .................. 1,989 2,246,660
Beignet Investor LLC, 6.58%, 05/30/49
(f)
.... USD 366,620 374,008,419
CDKnet LLC
(e)
7.25% , 06/15/29 .................. 38,619 24,716,160
8.00% , 06/15/29 .................. 2,915 1,865,600
Cedacri SpA, (3-mo. EURIBOR at 4.63% Floor +
4.63%), 6.91%, 05/15/28
(a) (b)
.......... EUR 2,277 2,499,078
CoreWeave, Inc.
9.25% , 06/01/30
(f)
................. USD 36,846 37,085,331
9.00% , 02/01/31
(f)
................. 2,704 2,672,132
9.75% , 10/01/31
(f)
................. 64,775 64,632,107
8.50% , 07/15/32
(b)
................. EUR 4,500 5,060,897
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(f)
USD 24,027 24,426,569
ION Platform Finance US, Inc.
(f)
4.63% , 05/01/28 .................. 127 115,573
5.00% , 05/01/28 .................. 29,240 26,864,209
5.75% , 05/15/28 .................. 1,416 1,299,721
8.75% , 05/01/29 .................. 6,786 6,055,742
7.88% , 09/30/32 .................. 38,723 28,056,560
United Group BV, 5.25%, 02/01/30
(b)
...... EUR 1,067 1,228,541
609,358,177
Life Sciences Tools & Services — 0.0%
Fortrea Holdings, Inc., 7.50%, 07/01/30
(f)
... USD 9,210 9,336,619
Machinery — 0.9%
Alstom SA, (5-Year EURIBOR ICE Swap Rate +
2.38%), 5.25%
(a) (b) (l)
............... EUR 800 928,778
Amsted Industries, Inc., 6.38%, 03/15/33
(f)
... USD 5,930 5,996,066
ATS Corp., 4.13%, 12/15/28
(f)
.......... 4,992 4,868,055
Chart Industries, Inc.
(f)
7.50% , 01/01/30 .................. 22,505 23,234,927
9.50% , 01/01/31 .................. 990 1,036,606
Columbus McKinnon Corp., 7.13%, 02/01/33
(f)
13,734 13,763,240
CompoSecure Holdings LLC, 5.63%, 02/01/33
(f)
31,475 30,724,544
Dynamo Newco II GmbH, 6.25%, 10/15/31
(b)
. EUR 941 1,015,039
Enpro, Inc., 6.13%, 06/01/33
(f)
.......... USD 10,543 10,681,103
Esab Corp.
(f)
6.25% , 04/15/29 .................. 5,826 5,911,182

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery (continued)
5.63% , 04/01/31 .................. USD 25,133 $ 25,160,273
GrafTech Global Enterprises, Inc., 9.88%,
12/23/29
(f)
..................... 8,471 6,226,185
Hillenbrand, Inc., 6.25%, 02/15/29 ........ 7,643 7,156,655
IMA Industria Macchine Automatiche SpA, (3-mo.
EURIBOR at 0.00% Floor + 3.75%), 5.95%,
04/15/29
(a) (b)
.................... EUR 1,498 1,731,279
LSF12 Helix Parent LLC, 7.13%, 02/01/33
(f)
.. USD 37,057 35,879,143
Manitowoc Co., Inc. (The), 9.25%, 10/01/31
(f)
. 8,672 9,321,862
Terex Corp.
(f)
5.00% , 05/15/29 .................. 11,833 11,722,908
6.25% , 10/15/32 .................. 17,692 17,917,644
TK Elevator Midco GmbH
4.38% , 07/15/27
(b)
................. EUR 2,680 3,070,914
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(f)
USD 19,473 19,475,921
235,822,324
Media — 5.7%
Adelphia Communications Corp., Escrow, Series
B, 10.50%, 07/15/04
(c) (d) (e)
........... 800 —
Block Communications, Inc., 10.25%, 03/01/31
(f)
5,496 5,026,718
Cable One, Inc., 1.13%, 03/15/28
(h)
....... 30,189 19,622,850
Century Communications Corp. Escrow, 0.00%,
03/15/13
(c) (d) (e)
................... 625 —
Clear Channel Outdoor Holdings, Inc.
(f)
7.75% , 04/15/28 .................. 18,692 18,722,113
7.50% , 06/01/29 .................. 37,632 37,651,380
7.88% , 04/01/30 .................. 61,419 63,978,760
7.13% , 02/15/31 .................. 56,746 58,760,199
7.50% , 03/15/33 .................. 41,480 43,675,122
CMG Media Corp., 8.88%, 06/18/29
(f)
...... 11,015 8,062,013
CSC Holdings LLC
(f)
5.50% , 04/15/27 .................. 22,429 15,027,659
5.38% , 02/01/28 .................. 18,753 11,755,318
11.25% , 05/15/28 ................. 47,839 30,853,662
11.75% , 01/31/29 ................. 34,079 20,962,760
DirecTV Financing LLC
(f)
5.88% , 08/15/27 .................. 4,167 4,160,935
8.88% , 02/01/30 .................. 36,361 37,006,153
10.00% , 02/15/31 ................. 28,457 29,529,971
9.25% , 06/01/32 .................. 44,341 45,052,496
Discovery Communications LLC
3.95% , 03/20/28 .................. 19,405 19,089,669
4.13% , 05/15/29 .................. 6,198 6,136,020
Discovery Global Holdings, Inc.
4.05% , 03/15/29 .................. 26,511 26,247,746
4.28% , 03/15/32 .................. 71,861 64,484,468
5.05% , 03/15/42 .................. 71,375 52,287,184
DISH DBS Corp.
(f)
5.25% , 12/01/26 .................. 57,865 57,249,607
5.75% , 12/01/28 .................. 74,180 71,861,875
DISH Network Corp., 11.75%, 11/15/27
(f)
.... 117,801 121,046,653
EchoStar Corp.
10.75% , 11/30/29 ................. 162,322 175,408,374
6.75% , 11/30/30 .................. 75,776 77,034,339
Gray Media, Inc.
(f)
9.63% , 07/15/32 .................. 41,345 39,904,127
7.25% , 08/15/33 .................. 35,963 35,411,061
Lamar Media Corp.
3.63% , 01/15/31 .................. 3,635 3,388,968
5.38% , 11/01/33
(f)
................. 8,081 7,920,024
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(f)
..................... 27,264 15,537,131
Midcontinent Communications, 8.00%, 08/15/32
(f)
12,450 10,914,529
Neptune Bidco US, Inc.
(f)
9.29% , 04/15/29 .................. 16,109 16,428,329
Security
Par (000)
Par (000) Value
Media (continued)
10.38% , 05/15/31 ................. USD 11,417 $ 11,832,750
9.50% , 02/15/33 .................. 24,665 24,937,721
Outfront Media Capital LLC
(f)
4.25% , 01/15/29 .................. 11,016 10,726,422
4.63% , 03/15/30 .................. 6,098 5,914,356
7.38% , 02/15/31 .................. 8,025 8,345,310
6.00% , 06/15/34 .................. 41,386 41,310,454
SES SA, 4.88%, 06/24/33
(b)
............ EUR 210 240,523
Sinclair Television Group, Inc., 8.13%, 02/15/33
(f)
USD 39,872 40,955,165
Sirius XM Radio LLC
(f)
5.00% , 08/01/27 .................. 24,907 24,873,714
4.00% , 07/15/28 .................. 12,069 11,752,592
Stagwell Global LLC, 5.63%, 08/15/29
(f)
.... 2,033 1,960,870
Summer BC Holdco B SARL
(b)
5.88% , 02/15/30 .................. EUR 836 837,268
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.53% , 02/15/30
(a)
............... 542 541,774
Sunrise FinCo. I BV
4.88% , 07/15/31
(f)
................. USD 17,805 16,838,366
4.63% , 05/15/32
(b)
................. EUR 1,589 1,817,209
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(f)
................ USD 7,200 7,026,214
Univision Communications, Inc.
(f)
8.50% , 07/31/31 .................. 37,761 37,924,392
9.38% , 08/01/32 .................. 12,985 13,193,266
8.88% , 04/15/33 .................. 36,269 35,704,067
Versant Media Group, Inc., 7.25%, 01/30/31
(f)
. 7,931 8,205,135
Virgin Media O2 Vendor Financing Notes V DAC,
7.88%, 03/15/32
(b)
................ GBP 1,318 1,448,743
Virgin Media O2 Vendor Financing Notes VII
DAC, 7.50%, 07/15/33
(b)
............ EUR 352 323,822
Virgin Media O2 Vendor Financing Notes VIII
DAC, 8.88%, 07/15/33
(b)
............ GBP 578 622,463
VZ Secured Financing BV
5.00% , 01/15/32
(f)
................. USD 200 175,035
5.25% , 01/15/33
(b)
................. EUR 5,280 5,747,571
VZ Vendor Financing II BV, 2.88%, 01/15/29
(b)
100 110,386
Ziggo Bond Co. BV
3.38% , 02/28/30
(b)
................. 866 885,967
5.13% , 02/28/30
(f)
................. USD 2,686 2,358,922
6.13% , 11/15/32
(b)
................. EUR 938 970,603
Ziggo BV
2.88% , 01/15/30
(b)
................. 1,250 1,365,068
4.88% , 01/15/30
(f)
................. USD 15,309 14,367,647
1,583,512,008
Metals & Mining — 2.4%
Aris Mining Corp., 8.00%, 10/31/29
(f)
...... 4,849 5,042,960
Arsenal AIC Parent LLC
(f)
8.00% , 10/01/30 .................. 10,910 11,370,402
11.50% , 10/01/31 ................. 65,118 69,784,942
Big River Steel LLC, 6.63%, 01/31/29
(f)
..... 62,688 62,767,788
Cleveland-Cliffs, Inc., 6.88%, 11/01/29
(f)
.... 25,783 26,009,485
Coeur Mining, Inc., 6.88%, 04/01/32
(f)
...... 20,045 20,546,125
Commercial Metals Co.
(f)
5.75% , 11/15/33 .................. 19,779 19,662,156
6.00% , 12/15/35 .................. 11,264 11,234,841
Constellium SE
(f)
5.63% , 06/15/28 .................. 21,765 21,762,404
3.75% , 04/15/29 .................. 40,739 39,176,790
6.38% , 08/15/32 .................. 18,892 19,253,045
ERO Copper Corp., 6.50%, 02/15/30
(f)
..... 23,229 23,203,680
First Quantum Minerals Ltd.
(f)
8.00% , 03/01/33 .................. 12,699 13,263,598
7.25% , 02/15/34 .................. 13,726 14,060,777
6.38% , 02/15/36 .................. 55,701 54,611,488

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Hybar LLC, 7.38%, 07/01/34
(f)
.......... USD 27,048 $ 27,179,260
Kaiser Aluminum Corp.
(f)
4.50% , 06/01/31 .................. 50,476 48,321,073
5.88% , 03/01/34 .................. 31,704 31,374,469
Mineral Resources Ltd.
(f)
6.00% , 05/01/32 .................. 8,788 8,693,393
6.25% , 05/01/34 .................. 8,788 8,641,208
Novelis Corp.
(f)
4.75% , 01/30/30 .................. 11,641 11,232,401
6.88% , 01/30/30 .................. 24,353 24,966,184
3.88% , 08/15/31 .................. 24,085 21,937,902
6.38% , 08/15/33 .................. 46,512 46,847,072
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29
(b)
EUR 13,100 14,727,076
Skeena Resources Ltd., 8.50%, 04/01/31
(f)
.. USD 2,943 3,091,383
658,761,902
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
(f)
Blackstone Mortgage Trust, Inc., 3.75%,
01/15/27 ...................... 22,907 22,657,886
Starwood Property Trust, Inc.
7.25% , 04/01/29 .................. 1,519 1,568,327
5.88% , 08/15/29 .................. 11,247 11,280,617
6.00% , 04/15/30 .................. 8,849 8,881,228
6.50% , 07/01/30 .................. 5,698 5,818,911
6.50% , 10/15/30 .................. 13,056 13,357,398
6.13% , 06/01/31 .................. 10,668 10,724,402
74,288,769
Office REITs — 0.0%
(b)
Alexandrite Monnet UK Holdco plc, 6.88%,
05/31/31 ...................... EUR 842 969,012
alstria SARL
4.25% , 10/15/29 .................. 300 335,244
5.50% , 03/20/31 .................. 1,000 1,141,353
2,445,609
Oil, Gas & Consumable Fuels — 6.3%
Aethon United BR LP, 7.50%, 10/01/29
(f)
.... USD 22,004 22,884,292
Antero Midstream Partners LP
(f)
5.38% , 06/15/29 .................. 3,148 3,138,084
6.63% , 02/01/32 .................. 9,584 9,788,867
Ascent Resources Utica Holdings LLC
9.00% , 11/01/27
(f)
................. 10,223 11,347,530
9.00% , 11/01/27
(b)
................. 215 238,650
5.88% , 06/30/29
(f)
................. 403 401,812
6.63% , 07/15/33
(f)
................. 8,834 8,934,248
Azule Energy Finance plc, 8.25%, 01/22/31
(f)
. 1,182 1,183,123
Blue Racer Midstream LLC
(f)
7.00% , 07/15/29 .................. 13,122 13,450,824
7.25% , 07/15/32 .................. 11,101 11,484,573
Breakwater Energy Holdings SARL, 9.25%,
11/15/30
(f)
..................... 17,550 18,516,636
Buckeye Partners LP
6.88% , 07/01/29
(f)
................. 1,239 1,264,824
6.75% , 02/01/30
(f)
................. 3,052 3,152,121
5.60% , 10/15/44 .................. 4,209 3,755,443
California Resources Corp.
(f)
7.00% , 01/15/34 .................. 10,357 10,242,320
7.25% , 01/15/35 .................. 14,777 14,658,543
Caturus Energy LLC
(f)
8.50% , 02/15/30 .................. 47,136 49,116,608
7.13% , 05/15/31 .................. 46,507 46,013,128
Chord Energy Corp., 6.75%, 03/15/33
(f)
.... 6,213 6,304,990
CITGO Petroleum Corp., 8.38%, 01/15/29
(f)
.. 31,613 32,523,707
CNX Midstream Partners LP, 4.75%, 04/15/30
(f)
4,771 4,547,848
CNX Resources Corp.
(f)
7.25% , 03/01/32 .................. 4,090 4,213,710
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.88% , 03/01/34 .................. USD 18,885 $ 18,377,702
Comstock Resources, Inc.
(f)
6.75% , 03/01/29 .................. 28,908 28,438,026
5.88% , 01/15/30 .................. 37,158 35,046,199
CQP Holdco LP, 5.50%, 06/15/31
(f)
....... 59,763 58,660,655
Crescent Energy Finance LLC
(f)
7.75% , 07/31/29 .................. 4,891 4,903,179
9.75% , 10/15/30 .................. 7,726 8,189,560
7.63% , 04/01/32 .................. 22,323 22,502,992
7.88% , 04/15/32 .................. 16,817 17,027,801
7.38% , 01/15/33 .................. 15,231 15,139,507
8.38% , 01/15/34 .................. 9,335 9,615,050
CVR Energy, Inc.
(f)
7.50% , 02/15/31 .................. 8,589 8,548,121
7.88% , 02/15/34 .................. 5,845 5,782,555
DBR Land Holdings LLC, 6.25%, 12/01/30
(f)
.. 11,662 11,844,160
Delek Logistics Partners LP
(f)
7.38% , 06/30/33 .................. 20,442 20,825,390
6.88% , 06/01/34 .................. 8,694 8,653,009
Energean plc, 5.63%, 05/12/31
(b)
........ EUR 2,590 2,949,108
Genesis Energy LP
8.00% , 05/15/33 .................. USD 13,222 13,753,075
6.75% , 03/15/34
(f)
................. 38,542 38,244,460
Global Partners LP, 7.13%, 07/01/33
(f)
..... 9,184 9,292,849
Gulfport Energy Operating Corp., 6.75%,
09/01/29
(f)
..................... 7,269 7,413,740
Harvest Midstream I LP
(f)
7.50% , 05/15/32 .................. 3,498 3,623,116
6.75% , 05/15/34 .................. 44,237 44,867,577
Hess Midstream Operations LP
(f)
6.50% , 06/01/29 .................. 8,152 8,318,611
4.25% , 02/15/30 .................. 8,267 7,974,518
Hilcorp Energy I LP
(f)
6.25% , 11/01/28 .................. 2,536 2,542,629
5.75% , 02/01/29 .................. 10,274 10,234,085
6.00% , 04/15/30 .................. 1,223 1,201,582
6.25% , 04/15/32 .................. 1,027 994,158
8.38% , 11/01/33 .................. 26,661 27,761,283
6.88% , 05/15/34 .................. 13,422 13,059,244
7.25% , 02/15/35 .................. 2,274 2,239,009
Howard Midstream Energy Partners LLC
(f)
7.38% , 07/15/32 .................. 5,910 6,121,064
6.63% , 01/15/34 .................. 23,667 23,869,329
Infinity Natural Resources LLC, 7.63%,
04/01/31
(f)
..................... 13,521 13,429,413
Ithaca Energy North Sea plc, 5.50%, 10/01/31
(b)
EUR 1,201 1,368,038
ITT Holdings LLC, 6.50%, 08/01/29
(f)
...... USD 44,101 43,584,154
Kinetik Holdings LP
(f)
6.63% , 12/15/28 .................. 1,551 1,576,635
5.88% , 06/15/30 .................. 496 498,882
Kraken Oil & Gas Partners LLC, 7.13%,
05/15/31
(f)
..................... 5,831 5,701,333
Magnolia Oil & Gas Operating LLC, 6.88%,
12/01/32
(f)
..................... 11,788 12,002,105
Matador Resources Co.
(f)
6.50% , 04/15/32 .................. 13,594 13,668,223
6.00% , 04/15/34 .................. 19,367 18,881,063
Murphy Oil Corp., 5.88%, 12/01/42
(j)
...... 1,714 1,526,730
NGL Energy Operating LLC
(f)
8.13% , 02/15/29 .................. 20,823 21,553,304
8.38% , 02/15/32 .................. 47,300 49,240,152
Northern Oil & Gas, Inc., 7.88%, 10/15/33
(f)
.. 28,443 28,262,097
Northriver Midstream Finance LP, 6.75%,
07/15/32
(f)
..................... 5,201 5,267,022
Par Petroleum LLC, 7.38%, 06/01/34
(f)
..... 20,241 20,481,645

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
PBF Holding Co. LLC
(f)
7.88% , 09/15/30 .................. USD 5,583 $ 5,689,239
7.25% , 06/01/34 .................. 5,788 5,730,174
Permian Resources Operating LLC
(f)
5.88% , 07/01/29 .................. 20,758 20,755,115
7.00% , 01/15/32 .................. 6,101 6,310,267
6.25% , 02/01/33 .................. 25,760 26,306,806
Prairie Acquiror LP, 9.00%, 08/01/29
(f)
..... 11,288 11,724,981
Rockies Express Pipeline LLC, 4.95%, 07/15/29
(f)
239 235,870
SM Energy Co.
(f)
8.75% , 07/01/31 .................. 3,811 3,980,723
6.63% , 04/15/34 .................. 47,542 46,796,697
Sunoco LP
(f)
5.63% , 03/15/31 .................. 9,001 8,935,347
6.63% , 08/15/32 .................. 9,273 9,431,253
6.25% , 07/01/33 .................. 11,068 11,167,180
5.88% , 03/15/34 .................. 6,020 5,937,459
Tallgrass Energy Partners LP
(f)
5.50% , 01/15/28 .................. 1,975 1,970,815
7.38% , 02/15/29 .................. 38,231 39,216,022
6.00% , 09/01/31 .................. 6,680 6,608,877
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(f)
..................... 13,898 13,676,759
TransMontaigne Partners LLC, 8.50%, 06/15/30
(f)
4,133 4,211,028
Venture Global LNG, Inc.
(f)
9.50% , 02/01/29 .................. 58,197 62,640,401
6.38% , 12/15/34 .................. 85,909 84,428,118
6.63% , 06/15/36 .................. 73,624 72,569,555
Venture Global Plaquemines LNG LLC
(f)
6.13% , 12/15/30 .................. 39,522 40,437,251
7.50% , 05/01/33 .................. 20,400 22,389,265
6.50% , 01/15/34 .................. 63,611 66,281,517
7.75% , 05/01/35 .................. 34,581 38,781,623
6.75% , 01/15/36 .................. 77,469 82,140,071
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(f)
..................... 28,415 29,141,401
1,739,709,834
Paper & Forest Products — 0.0%
Ahlstrom Holding 3 Oy, 4.88%, 02/04/28
(f)
... 2,104 2,081,260
Fedrigoni SpA, 6.13%, 06/15/31
(b)
........ EUR 2,320 2,689,314
Sappi Papier Holding GmbH, 4.50%, 03/15/32
(b)
2,021 1,934,764
6,705,338
Passenger Airlines — 0.3%
JetBlue Airways Corp., 9.88%, 09/20/31
(f)
... USD 27,519 24,924,313
OneSky Flight LLC, 8.88%, 12/15/29
(f)
..... 12,332 13,040,794
United Airlines Holdings, Inc., 5.38%, 03/01/31 19,297 19,158,405
WestJet Airlines Ltd., 8.00%, 02/14/31
(f)
.... 15,108 15,165,237
72,288,749
Personal Care Products — 0.1%
Opal Bidco SAS
5.50% , 03/31/32
(b)
................. EUR 1,563 1,841,202
6.50% , 03/31/32
(f)
................. USD 7,167 7,311,781
Perrigo Finance Unlimited Co.
4.90% , 06/15/30
(j)
................. 6,696 6,438,780
5.38% , 09/30/32 .................. EUR 1,056 1,183,303
6.13% , 09/30/32 .................. USD 14,701 14,041,016
30,816,082
Pharmaceuticals — 1.6%
1261229 BC Ltd., 10.00%, 04/15/32
(f)
...... 329,409 333,637,294
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32
(f)
11,051 11,471,038
Bausch Health Cos., Inc.
(f)
4.88% , 06/01/28 .................. 3,011 2,784,091
11.00% , 09/30/28 ................. 47,125 47,988,330
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Dolcetto Holdco SpA, 5.63%, 07/14/32
(b)
.... EUR 1,712 $ 1,967,589
Gruenenthal GmbH, 4.63%, 11/15/31
(b)
..... 2,136 2,453,256
Neopharmed Gentili SpA, (3-mo. EURIBOR at
0.00% Floor + 3.25%), 5.54%, 06/29/33
(a) (b)
. 1,318 1,523,380
Nidda Healthcare Holding GmbH
(b)
7.00% , 02/21/30 .................. 4,078 4,806,087
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
5.53% , 10/15/32
(a)
............... 3,016 3,454,979
Organon & Co.
(f)
4.13% , 04/30/28 .................. USD 4,094 4,043,074
6.75% , 05/15/34 .................. 4,400 4,641,393
Rossini SARL
(b)
(3-mo. EURIBOR at 0.00% Floor + 3.88%),
6.17% , 12/31/29
(a)
............... EUR 849 976,714
6.75% , 12/31/29 .................. 1,997 2,363,994
Teva Pharmaceutical Finance Netherlands II BV,
4.38%, 05/09/30 ................. 1,652 1,916,181
Teva Pharmaceutical Finance Netherlands III BV,
3.15%, 10/01/26 ................. USD 25,985 25,881,060
449,908,460
Professional Services — 0.5%
(f)
Amentum Holdings, Inc., 7.25%, 08/01/32 ... 6,018 6,198,384
CACI International, Inc., 6.38%, 06/15/33 ... 18,077 18,334,055
CoreLogic, Inc., 4.50%, 05/01/28 ........ 80,976 79,098,782
KBR, Inc., 4.75%, 09/30/28 ............ 19,277 19,030,040
Science Applications International Corp.
4.88% , 04/01/28 .................. 4,774 4,739,186
5.88% , 11/01/33 .................. 13,787 13,578,611
140,979,058
Real Estate Management & Development — 0.3%
ADLER Financing SARL, 8.25%, (8.25% Cash or
8.25% PIK), 12/31/28
(g)
............. EUR 4,493 5,210,073
Alexandrite Lake Lux Holdings SARL, 6.75%,
07/30/30
(b)
..................... 2,027 2,312,309
Anywhere Real Estate Group LLC
(f)
7.00% , 04/15/30 .................. USD 10,850 10,935,080
9.75% , 04/15/30 .................. 9,744 10,475,394
Aroundtown SA, 0.00%, 07/16/26
(b)
....... EUR 500 570,533
BRANICKS Group AG, 2.25%, 09/22/26
(b)
... 1,100 714,123
Citycon Treasury BV
(b)
1.63% , 03/12/28 .................. 1,360 1,467,576
5.38% , 07/08/31 .................. 325 357,072
CPI Property Group SA, 5.88%, 07/07/32
(b)
.. 2,089 2,272,679
DEMIRE Deutsche Mittelstand Real Estate AG,
5.00%, 12/31/27
(b) (j)
............... 1,850 1,912,556
Five Point Operating Co. LP, 8.00%, 10/01/30
(f)
USD 6,078 6,222,061
Howard Hughes Corp. (The)
(f)
4.13% , 02/01/29 .................. 6,258 6,046,277
4.38% , 02/01/31 .................. 6,755 6,388,331
5.88% , 03/01/32 .................. 11,637 11,537,527
6.13% , 03/01/34 .................. 9,637 9,521,761
Vivion Investments SARL
(b)
8.25% , ( 8.25 % Cash or 8.00 % PIK),
02/28/29
(g)
.................... EUR 2,696 3,083,111
5.63% , 06/08/30 .................. 1,493 1,649,591
80,676,054
Retail REITs — 0.1%
Brookfield Property REIT, Inc., 4.50%, 04/01/27
(f)
USD 20,387 20,155,767
Semiconductors & Semiconductor Equipment — 0.3%
Amkor Technology, Inc., 5.88%, 10/01/33
(f)
.. 4,021 4,034,963
ams-OSRAM AG
(b)
10.50% , 03/30/29 ................. EUR 900 1,094,302
7.25% , 05/31/32 .................. 1,318 1,551,182
Kioxia Holdings Corp., 6.63%, 07/24/33
(f)
... USD 6,524 6,823,431

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
Microchip Technology, Inc., 0.00%, 02/15/30
(f) (h) (i)
USD 5,136 $ 5,911,653
MKS, Inc., 4.25%, 02/15/34
(b)
........... EUR 2,069 2,334,572
ON Semiconductor Corp.
(h)
0.50% , 03/01/29 .................. USD 16,944 20,417,520
0.00% , 05/01/31
(f) (i)
................ 4,652 4,624,088
Qnity Electronics, Inc.
(f)
5.75% , 08/15/32 .................. 18,335 18,432,653
6.25% , 08/15/33 .................. 12,252 12,465,626
77,689,990
Software — 2.3%
AthenaHealth Group, Inc., 6.50%, 02/15/30
(f)
. 100,375 96,241,957
Capstone Borrower, Inc., 8.00%, 06/15/30
(f)
.. 19,233 18,271,963
Clarivate Science Holdings Corp.
(f)
3.88% , 07/01/28 .................. 2,437 2,343,634
4.88% , 07/01/29 .................. 36,766 32,902,155
Cloud Software Group LLC
(f)
6.50% , 03/31/29 .................. 76,293 74,025,670
9.00% , 09/30/29 .................. 117,387 113,939,561
Ellucian Holdings, Inc., 6.50%, 12/01/29
(f)
... 20,721 20,030,008
Fair Isaac Corp.
(f)
4.00% , 06/15/28 .................. 15,568 15,229,295
6.00% , 05/15/33 .................. 43,389 42,726,371
IPD 3 BV
5.50% , 06/15/31
(b)
................. EUR 1,400 1,559,087
Oak-Eagle AcquireCo, Inc.
6.25% , 07/01/33
(b)
................. 2,249 2,690,652
7.25% , 07/01/33
(f)
................. USD 80,860 84,588,560
8.75% , 07/01/34
(f)
................. 75,357 79,978,042
Oracle Corp.
6.70% , 02/04/56 .................. 8,496 7,996,527
6.10% , 09/26/65 .................. 6,893 5,766,977
TeamSystem SpA, 6.50%, 07/01/32
(b)
...... EUR 1,147 1,308,491
UKG, Inc., 6.88%, 02/01/31
(f)
........... USD 39,486 38,359,824
637,958,774
Specialized REITs — 0.7%
Digital Realty Trust, Inc., 1.88%, 11/15/29
(f) (h)
. 5,773 6,185,770
Iron Mountain, Inc.
5.63% , 07/15/32
(f)
................. 2,216 2,190,356
6.25% , 01/15/33
(f)
................. 3,066 3,098,113
4.75% , 01/15/34
(b)
................. EUR 2,995 3,399,347
4.75% , 01/15/34
(f)
................. 30,585 34,714,205
6.25% , 01/15/35
(f)
................. USD 67,649 67,912,691
Millrose Properties, Inc.
(f)
6.38% , 08/01/30 .................. 37,742 38,253,404
6.25% , 09/15/32 .................. 26,765 26,997,909
182,751,795
Specialty Retail — 1.5%
Advance Auto Parts, Inc., 7.00%, 08/01/30
(f)
.. 10,548 10,815,255
Asbury Automotive Group, Inc., 4.75%, 03/01/30 412 400,561
Carvana Co.
(f)(g)
9.00% , ( 9.00 % Cash or 13.00 % PIK),
06/01/30 ..................... 45,725 47,271,302
9.00% , ( 9.00 % Cash or 14.00 % PIK),
06/01/31 ..................... 95,684 105,597,902
CD&R Firefly Bidco plc
8.63% , 04/30/29
(b)
................. GBP 4,192 5,720,445
Cesar SpA
(b)
6.50% , 09/30/31 .................. EUR 962 1,124,462
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.54% , 09/30/31
(a)
............... 1,608 1,860,738
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(f)
USD 12,866 13,486,604
Dufry One BV, 4.63%, 06/11/33
(b)
........ EUR 1,587 1,827,235
Global Auto Holdings Ltd., 11.50%, 08/15/29
(f)
USD 8,514 8,812,004
Goldstory SAS, 6.75%, 02/01/30
(b)
....... EUR 2,343 2,739,038
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Group 1 Automotive, Inc., 6.38%, 01/15/30
(f)
. USD 7,466 $ 7,559,668
Kiko SpA, (3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.45%, 01/15/32
(a) (b)
.......... EUR 1,117 1,287,412
LCM Investments Holdings II LLC
(f)
4.88% , 05/01/29 .................. USD 4,394 4,278,106
8.25% , 08/01/31 .................. 11,784 12,278,141
Lithia Motors, Inc., 5.50%, 10/01/30
(f)
...... 9,820 9,698,785
Michaels Cos., Inc. (The), 8.50%, 03/15/33
(f)
. 31,341 31,043,091
PetSmart LLC, 7.50%, 09/15/32
(f)
........ 3,857 3,857,841
Staples, Inc., 10.75%, 09/01/29
(f)
........ 11,650 11,113,496
White Cap Supply Holdings LLC, 7.38%,
11/15/30
(f)
..................... 122,746 124,451,065
405,223,151
Technology Hardware, Storage & Peripherals — 0.2%
Seagate Data Storage Technology Pte. Ltd.
(f)
8.25% , 12/15/29 .................. 10,658 11,144,602
5.88% , 07/15/30 .................. 9,318 9,444,259
8.50% , 07/15/31 .................. 15,928 16,644,425
5.75% , 12/01/34 .................. 5,484 5,563,445
42,796,731
Textiles, Apparel & Luxury Goods — 0.5%
Beach Acquisition Bidco LLC
5.25% , 07/15/32
(f)
................. EUR 29,493 34,308,387
5.25% , 07/15/32
(b)
................. 1,157 1,345,906
10.00% , ( 10.00 % Cash or 10.75 % PIK),
07/15/33
(f) (g)
................... USD 58,789 63,825,680
Birkenstock Group BV & Co. KG, 4.50%,
06/15/33
(b)
..................... EUR 781 901,231
Crocs, Inc.
(f)
4.25% , 03/15/29 .................. USD 513 497,739
4.13% , 08/15/31 .................. 3,874 3,619,769
European TopSoho SARL, Series SMCP, 4.00%,
10/14/24
(b) (c) (d) (h)
.................. EUR 2,700 2,217,116
Levi Strauss & Co.
(f)
4.00% , 08/15/30 .................. 8,865 10,177,491
3.50% , 03/01/31 .................. USD 11,953 11,072,384
PrestigeBidCo GmbH
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
5.95% , 07/01/29
(a) (b)
.............. EUR 1,958 2,264,774
VF Corp., 4.25%, 03/07/29 ............ 1,272 1,463,816
131,694,293
Trading Companies & Distributors — 1.9%
(f)
EquipmentShare.com, Inc., 7.13%, 07/01/34 . USD 13,923 13,679,883
FTAI Aviation Investors LLC
5.50% , 05/01/28 .................. 40,199 40,102,398
7.88% , 12/01/30 .................. 38,044 39,750,463
7.00% , 05/01/31 .................. 64,932 67,253,189
7.00% , 06/15/32 .................. 37,642 38,874,964
5.88% , 04/15/33 .................. 31,292 31,261,384
Herc Holdings, Inc.
7.00% , 06/15/30 .................. 24,897 25,782,527
5.75% , 03/15/31 .................. 10,022 10,009,330
7.25% , 06/15/33 .................. 20,074 20,928,289
6.00% , 03/15/34 .................. 10,355 10,286,197
QXO Building Products, Inc.
6.50% , 07/15/31 .................. 50,044 51,003,399
6.75% , 04/30/32 .................. 60,967 62,953,237
6.88% , 07/15/34 .................. 60,197 61,796,767
United Rentals North America, Inc., 5.38%,
11/15/33 ...................... 34,397 33,878,032
WESCO Distribution, Inc.
5.25% , 04/15/31 .................. 13,274 13,137,785
5.50% , 04/15/34 .................. 10,381 10,269,219
530,967,063

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services — 0.9%
Connect Finco SARL, 9.00%, 09/15/29
(f)
.... USD 13,667 $ 14,381,019
Digicel International Finance Ltd., 8.63%,
08/01/32
(f)
..................... 69,498 71,626,376
Eutelsat SA, 1.50%, 10/13/28
(b)
......... EUR 1,500 1,650,113
Maya SAS
7.00% , 10/15/28
(f)
................. USD 7,590 7,622,561
5.38% , 04/15/30
(b)
................. EUR 1,608 1,884,292
6.88% , 04/15/31
(b)
................. 1,010 1,214,281
8.50% , 04/15/31
(f)
................. USD 33,115 35,083,190
SoftBank Group Corp.
(b)
5.38% , 01/08/29 .................. EUR 1,698 1,969,793
3.38% , 07/06/29 .................. 442 484,304
5.25% , 10/10/29 .................. 1,541 1,769,670
6.38% , 04/22/30 .................. 1,139 1,333,710
5.88% , 07/10/31 .................. 889 1,019,000
7.00% , 04/22/32 .................. 734 874,189
5.75% , 07/08/32 .................. 2,412 2,739,107
6.38% , 07/10/33 .................. 1,874 2,147,753
7.38% , 04/22/34 .................. 1,717 2,044,382
TDC Brands A/S, 8.00%, 04/30/31
(b)
...... 1,597 1,849,460
Vmed O2 UK Financing I plc
4.00% , 01/31/29
(b)
................. GBP 2,463 3,081,820
4.25% , 01/31/31
(f)
................. USD 37,238 30,622,773
4.50% , 07/15/31
(b)
................. GBP 2,591 2,819,588
4.75% , 07/15/31
(f)
................. USD 17,982 14,774,979
5.63% , 04/15/32
(b)
................. EUR 677 680,790
5.63% , 04/15/32
(b)
................. 702 705,929
7.75% , 04/15/32
(f)
................. USD 200 180,628
6.75% , 01/15/33
(f)
................. 28,258 23,925,087
Zegona Finance plc
(b)
6.75% , 07/15/29 .................. EUR 3,423 4,049,542
4.25% , 01/15/32 .................. 1,514 1,736,516
232,270,852
Total Corporate Bonds — 80 .0%
(Cost: $ 21,891,840,236 ) ............................ 22,052,187,175
Fixed Rate Loan Interests
Health Care Technology — 0.3%
Cotiviti, Inc., 1st Lien Term Loan ,
7.52%
,
05/01/31 .................. USD 97,728 91,131,727
Software — 0.4%
Clover Holdings 2 LLC, 1st Lien Term Loan ,
7.64%
,
12/09/31 .................. 104,702 99,205,447
Total Fixed Rate Loan Interests — 0 .7%
(Cost: $ 202,430,704 ) .............................. 190,337,174
Floating Rate Loan Interests
Aerospace & Defense — 0.1%
(a)
Atlas CC Acquisition Corp., 1st Lien Term
Loan , (Prime at 0.75% Floor + 3.25%; 1-mo.
CME Term SOFR at 0.75% Floor + 4.50% +
0.00%), 8.43% - 10.00% 05/25/29 ...... 13,311 909,539
Atlas CC Acquisition Corp., 1st Lien Term Loan
C , (Prime at 0.75% Floor + 3.25%; 3-mo.
CME Term SOFR at 0.75% Floor + 1.25% +
0.00%), 5.18% - 10.00% 05/25/29 ...... 1,957 122,211
Kaman Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
5.67%
,
02/26/32 .................. 8,858 8,839,616
Propulsion BC Finco SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.23%
,
12/01/32 ............ 4,230 4,238,891
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Signia Aerospace LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.20%
,
12/11/31 ............. USD 10,216 $ 10,209,459
TransDigm, Inc., 1st Lien Term Loan N , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.12%
,
02/14/33 .................. 11,336 11,334,186
35,653,902
Automobile Components — 0.2%
(a)
Champions Financing, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.75%), 8.42%
,
02/06/29 ............ 21,483 20,002,283
Clarios Global LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.14%
,
01/28/32 .................. 17,253 17,253,419
Tenneco, Inc., 1st Lien Term Loan A , (3-mo. CME
Term SOFR at 0.50% Floor + 4.75%), 8.45% -
8.49%
,
11/17/28 .................. 2,157 2,144,714
Tenneco, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
8.74% - 8.83%
,
11/17/28 ............. 13,778 13,708,616
53,109,032
Automobiles — 0.0%
MajorDrive Holdings IV LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.00%), 7.96%
,
06/01/28
(a)
........... 3,363 3,221,007
Broadline Retail — 0.2%
Boots Group Bidco Ltd. (The), 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 6.92%
,
08/30/32
(a)
...... 58,990 59,137,044
Building Products — 0.1%
(a)
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.64%
,
09/08/32 .................. 5,298 5,296,387
CP Atlas Buyer, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 8.89%
,
07/08/30 ............ 7,040 6,167,642
Wilsonart LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.98%
,
08/05/31 .................. 10,379 9,356,798
20,820,827
Capital Markets — 0.0%
(a)
Ardonagh Group Finco Pty. Ltd., Facility 1st
Lien Term Loan B , (3-mo. CME Term SOFR
at 0.00% Floor + 3.00%; 6-mo. CME Term
SOFR at 0.00% Floor + 3.00% at 0.00% Floor
+ 0.00%), 6.62% - 6.73%
,
02/18/31 ..... 3,266 3,153,451
Jupiter Borrower, Inc., 1st Lien Term Loan B ,
(12-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.22%
,
03/25/33 ............ 7,268 7,252,883
Ovg Business Services LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.64%
,
06/25/31 ............ 755 754,079
11,160,413
Chemicals — 0.4%
(a)
Aruba Investments Holdings LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.75%
Floor + 4.00%), 7.77%
,
11/24/27 ....... 3,798 3,475,079
Aruba Investments Holdings LLC, 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.75%
Floor + 7.75%), 11.52%
,
11/24/28
(e)
..... 5,230 3,922,500

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
BASF Coatings, 1st Lien Term Loan B , (12-mo.
CME Term SOFR at 0.00% Floor + 0.00%),
0.00%
,
04/06/33 .................. USD 14,867 $ 14,907,884
Discovery Purchaser Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 7.41%
,
10/04/29 ............ 30,925 30,770,607
Lonza Group AG, Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 7.76%
,
07/03/28 ............ 24,829 23,468,561
Olympus Water US Holding Corp., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 6.95%
,
11/03/32 ....... 17,821 17,791,092
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B2 , (3-mo. CME Term SOFR
at 0.00% Floor + 4.75%), 8.52%
,
04/08/31 . 10,759 6,878,070
WR Grace Holdings LLC, 1st Lien Term Loan
B1 , (3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.73%
,
08/19/32 ............ 10,421 10,377,793
111,591,586
Commercial Services & Supplies — 0.2%
(a)
Allied Universal Holdco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.89%
,
08/20/32 ............ 29,087 29,083,381
Jupiter Buyer, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.73%
,
11/03/31 .................. 4,704 4,709,929
Summer BC Holdco B SARL, Facility 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.00% Floor + 5.00%), 8.99%
,
02/15/29 .. 6,062 5,166,947
38,960,257
Construction & Engineering — 0.2%
(a)
Azuria Water Solutions, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.39%
,
04/25/33 ............ 13,495 13,448,127
Brand Industrial Services, Inc., 1st Lien Term
Loan C , (3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 8.16%
,
08/01/30 ....... 55,938 43,619,723
57,067,850
Construction Materials — 0.2%
(a)
White Cap Supply Holdings LLC, 1st Lien Term
Loan D , (1-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 7.14%
,
02/10/33 ....... 22,168 22,063,634
White Cap Supply Holdings LLC, Facility 1st Lien
Term Loan C , (1-mo. CME Term SOFR at
0.00% Floor + 3.25%), 6.89%
,
10/19/29 .. 27,935 27,869,462
49,933,096
Consumer Staples Distribution & Retail — 0.1%
BCPE Empire Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.14%
,
12/29/32
(a)
........... 28,448 28,068,495
Containers & Packaging — 0.2%
(a)
Clydesdale Acquisition Holdings, Inc., 1st Lien
Term Loan B , (1-mo. CME Term SOFR at
0.50% Floor + 3.18%), 6.82%
,
04/13/29 .. 11,565 11,347,063
Mauser Packaging Solutions Holding Co., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.50%), 7.12%
,
04/15/30 .. 37,527 36,964,095
48,311,158
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services — 0.7%
(a)
Coral-US Co-Borrower LLC, 1st Lien Term Loan
B7 , (3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.92%
,
02/02/32 ............ USD 17,425 $ 16,843,160
Level 3 Financing, Inc., 1st Lien Term Loan B5 ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.38%
,
03/29/32 ............ 67,557 67,536,057
Radiate Holdco LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 1.00% Floor +
4.00%), 7.62% , 06/26/29 .......... 161 160,777
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.26% 09/25/29 ........... 14,534 13,042,294
Radiate Holdco LLC, Delayed Draw 1st Lien
Term Loan , (1-mo. CME Term SOFR at 1.00%
Floor + 4.00%), 7.62%
,
06/26/29 ....... 161 160,777
Virgin Media Bristol LLC, Facility 1st Lien Term
Loan Q , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 6.99%
,
01/31/29 ....... 4,260 4,072,731
Zayo Group Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.73% 03/11/30 ............. 84,122 84,050,128
185,865,924
Electronic Equipment, Instruments & Components — 0.0%
Belden, Inc., 1st Lien Term Loan , (12-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.49%
,
06/10/33
(a) (e)
................ 7,482 7,482,000
Entertainment — 0.1%
(a)
City Football Group Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.93%
,
07/22/30 ............ 11,073 11,017,438
Motion Finco SARL, Facility 1st Lien Term Loan
B3 , (3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.23%
,
11/13/29 ............. 3,612 3,069,679
14,087,117
Financial Services — 0.1%
(a)
Acuren Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.14%
,
07/30/31 ............ 3,247 3,246,655
Summit Acquisition, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.14%
,
10/16/31 ............ 9,425 9,404,931
12,651,586
Gas Utilities — 0.1%
(a)
NGL Energy Operating LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.13%
,
03/11/33 ............. 8,023 8,047,282
Venture Global Calcasieu Pass LLC, 1st Lien
Term Loan , (6-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 6.95%
,
04/11/33 ....... 10,676 10,695,324
18,742,606
Ground Transportation — 0.0%
(a)
Hertz Corp. (The), 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.43%
,
06/30/28 .................. 8,367 5,894,950
Hertz Corp. (The), 1st Lien Term Loan C , (3-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.43%
,
06/30/28 .................. 1,667 1,174,479
Pods LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 4.50%),
8.13%
,
05/14/31 .................. 2,884 2,801,633
9,871,062

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies — 0.2%
(a)
Bausch + Lomb Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 7.39%
,
01/15/31 ............ USD 44,438 $ 44,493,612
Hologic, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
5.99%
,
04/07/33 .................. 16,924 16,546,764
61,040,376
Health Care Providers & Services — 0.1%
(a)
LifePoint Health, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.18%
,
05/19/31 .................. 9,582 9,400,878
LifePoint Health, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 7.42%
,
05/19/31 ............ 14,471 14,235,526
Quorum Health Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 1.00% Floor +
6.50%), 10.27%
,
01/31/28
(c) (d) (e)
........ 16,578 11,811,079
35,447,483
Hotels, Restaurants & Leisure — 0.2%
(a)
Caesars Entertainment, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.89%
,
02/06/30 ............ 7,050 6,800,650
Gaia Purchaser, Inc., 1st Lien Term Loan B ,
06/23/33
(e) (m)
..................... 20,875 20,848,906
Great Canadian Gaming Corp., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 8.43%
,
11/01/29 ....... 7,297 7,178,831
Pioneer OpCo, LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.88%
,
05/16/33 ............ 23,095 23,165,209
57,993,596
Household Durables — 0.0%
(a)
SWF Holdings I Corp., 1st Lien Term Loan A1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.12%
,
12/19/29 ............ 2,445 2,419,053
SWF Holdings I Corp., Delayed Draw 1st Lien
Term Loan , (1-mo. CME Term SOFR at 1.00%
Floor + 4.50%), 8.12%
,
12/19/29 ....... 3,260 3,225,405
5,644,458
Industrial Conglomerates — 0.2%
(a)
Arcwood Environmental, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 6.64%
,
04/01/33
(e)
...... 7,727 7,755,976
LSF12 Crown US Commercial Bidco LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.00%), 6.62%
,
12/02/31 .. 15,290 15,317,745
Resilience Parent LLC, 1st Lien Term Loan ,
(12-mo. CME Term SOFR at 0.00% Floor +
2.50%), 5.92%
,
02/28/33 ............ 21,351 21,299,758
Sword Purchaser LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 7.65%
,
04/11/33 ............. 20,207 19,679,799
64,053,278
Insurance — 0.1%
(a)
Amynta Agency Borrower, Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.14%
,
12/29/31 ....... 3,846 3,789,332
Hyperion Refinance SARL, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.37%
,
04/18/30 ............ 2,200 2,069,283
Security
Par (000)
Par (000) Value
Insurance (continued)
Jones DesLauriers Insurance Management, Inc.,
1st Lien Term Loan , (3-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 6.66%
,
02/02/33 . USD 13,653 $ 13,041,966
Truist Insurance Holdings LLC, 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 8.48%
,
05/06/32
(e)
...... 17,765 17,187,843
36,088,424
Interactive Media & Services — 0.1%
Camelot US Acquisition LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 6.89%
,
01/31/31
(a)
...... 18,399 16,912,115
IT Services — 0.2%
(a)
Asurion LLC, 1st Lien Term Loan B12 , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.91%
,
09/19/30 .................. 2,915 2,876,819
Asurion LLC, 1st Lien Term Loan B13 , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.91%
,
09/19/30 .................. 23,987 23,702,445
Coreweave Financing DDTL V LLC, Delayed
Draw 1st Lien Term Loan , (1-day SOFR at
0.00% Floor + 4.50%), 8.10%
,
11/17/31 ... 26,313 26,833,348
Neptune Bidco US, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
5.00%), 8.77%
,
02/03/33 ............ 11,320 11,216,196
64,628,808
Life Sciences Tools & Services — 0.1%
Star Parent, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.73%
,
09/27/30
(a)
................. 21,315 21,331,670
Machinery — 0.2%
(a)
CompoSecure Holdings LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.92%
,
01/14/33 ....... 19,511 19,381,447
GrafTech Global Enterprises, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 2.00%
Floor + 6.00%), 9.67%
,
12/21/29 ....... 6,137 5,862,508
GrafTech Global Enterprises, Inc., Delayed Draw
1st Lien Term Loan , (1-mo. CME Term SOFR
at 2.00% Floor + 6.00%), 9.64%
,
12/21/29 . 3,507 3,350,005
LSF12 Helix Parent LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.14%
,
02/10/33 ............ 15,998 15,683,939
PECF USS Intermediate Holding III Corp., 1st
Lien Term Loan , (3-mo. CME Term SOFR at
2.00% Floor + 7.50%), 11.18% ( 11.18 % Cash
or 11.17 % PIK), 03/03/33
(g)
........... 870 829,007
Tega Mc Australia Holdings Pty. Ltd., 1st Lien
Term Loan B , (12-mo. CME Term SOFR at
0.00% Floor + 3.50%), 6.97%
,
06/01/33 .. 8,026 8,061,154
53,168,060
Media — 0.5%
(a)
Altice France SA, 1st Lien Term Loan B14 ,
(3-mo. CME Term SOFR at 0.00% Floor +
6.88%), 10.55%
,
05/30/31 ............ 21,433 21,840,320
Clear Channel Outdoor Holdings, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 7.76%
,
08/23/28 ....... 28,227 28,201,447
CMG Media Corp., Facility 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.33%
,
06/18/29 ............ 20,472 18,447,521

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
CSC Holdings LLC, 1st Lien Term Loan B5 ,
(US Prime Rate at 0.00% Floor + 1.50%),
8.25%
,
04/15/27 .................. USD 27,102 $ 18,971,715
DirecTV Financing LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.75% Floor +
5.50%), 9.16%
,
02/17/31 ............ 40,983 41,034,009
Discovery Global Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.14%
,
06/03/33 ....... 12,564 12,562,523
Gray Media, Inc., 1st Lien Term Loan D , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.73%
,
12/01/28 .................. 8,062 8,049,983
149,107,518
Passenger Airlines — 0.0%
Jetblue Airways Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.75%), 8.43%
,
08/27/29
(a)
........... 7,610 6,753,875
Pharmaceuticals — 0.1%
(a)
Amneal Pharmaceuticals LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 6.64%
,
08/02/32 ....... 20,533 20,597,128
Endo Finance Holdings LP, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 7.37%
,
04/23/31 ............ 12,611 12,610,895
33,208,023
Professional Services — 0.1%
(a)
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.26%
,
06/02/28 .................. 16,972 16,759,604
CoreLogic, Inc., 2nd Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.50%),
10.26%
,
06/04/29 ................. 6,570 6,455,191
Galaxy US Opco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.66% 07/31/30 ............. 14,044 12,823,689
36,038,484
Software — 0.1%
(a)
McAfee Corp., 1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.64%
,
03/01/29 .................. 12,735 11,270,384
Sabre GLBL, Inc., 1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
9.74%
,
11/15/29 .................. 3,938 3,501,231
Sabre GLBL, Inc., 1st Lien Term Loan B2
(1-mo. CME Term SOFR at 0.50% Floor +
6.25%), 9.99% , 07/30/29 .......... 1,198 1,064,966
(1-mo. CME Term SOFR at 1.50% Floor +
6.00%), 9.74% , 11/15/29 ........... 1,961 1,743,294
17,579,875
Specialty Retail — 0.0%
Hunter Douglas, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.73%
,
01/16/32
(a)
........... 4,593 4,583,137
Trading Companies & Distributors — 0.1%
QXO Building Products, Inc., 1st Lien Term Loan
B , (12-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.84%
,
06/03/33
(a)
........... 18,071 18,020,763
Security
Par (000)
Par (000) Value
Transportation Infrastructure — 0.1%
GB AIT Buyer, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.91%
,
04/29/33
(a)
................. USD 11,491 $ 11,488,242
Wireless Telecommunication Services — 0.1%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 4.50%), 8.23%
,
08/09/32 ....... 18,675 18,768,022
Windstream Services LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 7.64%
,
10/06/32
(e)
........... 15,527 15,604,610
34,372,632
Total Floating Rate Loan Interests — 5 .4%
(Cost: $ 1,532,212,885 ) ............................ 1,493,195,779
Foreign Agency Obligations
France — 0.0%
Electricite de France SA
(a)(b)(l)
(5-Year EUR Swap Annual + 3.97%), 3.38 % EUR 4,000 4,411,000
(5-Year EURIBOR ICE Swap Rate + 3.28%),
5.63% ....................... 600 719,425
5,130,425
Total Foreign Agency Obligations — 0.0%
(Cost: $ 5,199,436 ) ............................... 5,130,425
Shares
Shares
Investment Companies
iShares Broad USD High Yield Corporate Bond
ETF
(n) (o)
........................ 26,710,891 988,837,185
Total Investment Companies — 3 .6%
(Cost: $ 978,961,825 ) .............................. 988,837,185
Beneficial Interest
(000)
Other Interests
(p)
Capital Markets — 0.0%
(c)(d)
Lehman Brothers Holdings Capital Trust Escrow
Bonds ......................... USD 11,550 1,155
Lehman Brothers Holdings Capital Trust Escrow
Bonds ......................... 5,500 550
Lehman Brothers Holdings, Inc. .......... 5,675 567
2,272
Independent Power and Renewable Electricity Producers — 0.0%
(a)(c)(d)(e)
GenOn Energy Holdings LLC ............ 1,864 —
GenOn Energy Holdings LLC
(o)
........... 3,270 1
1
Media — 0.0%
Adelphia Communications Corp., Escrow
(c) (d) (e)
325 —
Total Other Interests — 0.0%
(Cost: $ — ) ..................................... 2,273

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Preferred Securities
Capital Trusts — 4.9%
Automobile Components — 0.1%
Aptiv Swiss Holdings Ltd. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.39%), 6.88% , 12/15/54
(a)
........... USD 15,698 $ 16,045,334
Automobiles — 0.0%
Stellantis NV
(a)(b)(l)
(5-Year EURIBOR ICE Swap Rate + 3.77%),
6.25% ....................... EUR 1,900 2,128,330
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.08%), 8.25% .... GBP 1,500 1,942,524
(5-Year EURIBOR ICE Swap Rate + 4.24%),
6.88% ....................... EUR 1,600 1,784,392
5,855,246
Banks — 1.5%
(a)
AIB Group plc , (5-Year EURIBOR ICE Swap
Rate + 3.71%), 6.00%
(b) (l)
............ 1,775 2,104,129
Banco Bilbao Vizcaya Argentaria SA
(b)(l)
(5-Year EURIBOR ICE Swap Rate + 5.54%),
8.38% ....................... 1,000 1,233,917
(5-Year EUR Swap Annual + 4.27%), 6.88% 1,600 1,969,842
Banco Santander SA , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.84%), 7.25%
(l)
................... USD 13,600 13,823,920
Bank of America Corp.
(l)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.68%), 6.63% ... 57,974 59,769,976
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.35%), 6.25% ... 14,343 14,515,317
Barclays plc
(l)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.41%), 4.38% ... 7,593 7,371,122
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.43%), 8.00% ... 7,730 8,118,819
(USISSO05 + 5.78%), 9.63% .......... 61,834 68,566,609
(USISSO05 + 3.69%), 7.63% .......... 13,780 14,403,807
BPER Banca SpA , (5-Year EURIBOR ICE Swap
Rate + 4.35%), 6.50%
(b) (l)
............ EUR 395 471,185
CaixaBank SA
(b)(l)
(5-Year EUR Swap Annual + 6.35%), 5.88% 600 701,121
(5-Year EURIBOR ICE Swap Rate + 5.30%),
7.50% ....................... 1,200 1,503,090
Citigroup, Inc.
(l)
Series CC , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.69%),
7.13% ....................... USD 35,370 36,186,503
Series EE , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.57%),
6.75% ....................... 27,580 27,964,989
Series FF , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.73%),
6.95% ....................... 10,870 11,120,282
Series GG , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.89%),
6.88% ....................... 13,077 13,392,391
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.00%), 6.63% ... 17,060 17,380,677
Series DD , (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.76%),
7.00% ....................... 11,114 11,593,191
Commerzbank AG , (5-Year EURIBOR ICE Swap
Rate + 5.13%), 7.88%
(b) (l)
............ EUR 400 516,508
Security
Par (000)
Par (000) Value
Banks (continued)
JPMorgan Chase & Co. , Series PP , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.08%), 6.10%
(l)
........... USD 30,899 $ 31,290,185
National Bank of Greece SA , (5-Year EURIBOR
ICE Swap Rate + 3.32%), 5.80%
(b) (l)
..... EUR 525 600,567
NatWest Group plc , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.75%), 8.13%
(l)
................... USD 13,447 14,883,059
Toronto-Dominion Bank (The) , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.98%), 7.25% , 07/31/84 ..... 20,212 20,974,093
380,455,299
Broadline Retail — 0.0%
Rakuten Group, Inc. , (5-Year EUR Swap Annual
+ 4.74%), 4.25%
(a) (b) (l)
............... EUR 2,000 2,263,221
Capital Markets — 0.8%
(a)
Brookfield Finance, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.08%), 6.30% , 01/15/55 ............. USD 37,011 35,898,579
Deutsche Bank AG
(b)(l)
(5-Year EURIBOR ICE Swap Rate + 4.75%),
4.63% ....................... EUR 1,800 2,051,950
(5-Year EURIBOR ICE Swap Rate + 5.26%),
8.13% ....................... 800 996,568
(5-Year EURIBOR ICE Swap Rate + 4.60%),
7.13% ....................... 1,400 1,707,872
(5-Year EURIBOR ICE Swap Rate + 5.11%),
7.38% ....................... 1,600 1,985,839
Goldman Sachs Group, Inc. (The)
(l)
Series Z , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.46%),
6.85% ....................... USD 13,302 13,677,100
Series Y , (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.40%),
6.13% ....................... 33,864 33,942,632
UBS Group AG
(f)(l)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.75%), 9.25% ... 5,599 6,026,495
(USISSO05 + 3.08%), 7.00% .......... 11,093 11,285,785
(USISSO05 + 3.12%), 6.60% .......... 10,484 10,575,766
(USISSO05 + 3.24%), 6.63% .......... 14,585 14,627,297
(USISSO05 + 4.16%), 7.75% .......... 13,218 13,929,076
(USISSO05 + 3.09%), 6.88% .......... 19,956 20,012,918
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.76%), 9.25% ... 12,920 14,924,564
(USISSO05 + 3.18%), 7.13% .......... 14,202 14,331,139
(USISSO05 + 3.30%), 7.00% .......... 22,107 22,195,957
(USISSO05 + 3.32%), 7.00% .......... 17,460 17,651,850
235,821,387
Consumer Finance — 0.0%
Volkswagen International Finance NV
(a)(b)(l)
(5-Year EURIBOR ICE Swap Rate + 3.17%),
5.49% ....................... EUR 300 349,267
(EUAMDB08 + 3.49%), 5.99% ......... 900 1,057,703
1,406,970
Diversified REITs — 0.0%
Unibail-Rodamco-Westfield SE , (5-Year
EURIBOR ICE Swap Rate + 2.43%), 4.75%
(a) (
b) (l)
............................ 2,000 2,295,199

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services — 0.0%
(a)(b)
British Telecommunications Ltd. , (5-Year U.K.
Government Bonds Note Generic Bid Yield +
3.82%), 8.38% , 12/20/83 ............. GBP 1,835 $ 2,570,018
Telefonica Emisiones SA
(l)
(5-Year EURIBOR ICE Swap Rate + 1.84%),
4.38% ....................... EUR 400 454,214
(EUAMDB08 + 2.13%), 4.88% ......... 400 453,528
3,477,760
Electric Utilities — 0.6%
(a)
EDP SA , (5-Year EURIBOR ICE Swap Rate +
2.05%), 4.75% , 05/29/54
(b)
........... 1,700 1,976,632
Electricite de France SA
(b)(l)
(5-Year EUR Swap Annual + 3.20%), 3.00% 400 452,470
(5-Year EURIBOR ICE Swap Rate + 2.94%),
5.13% ....................... 600 705,502
(5-Year EURIBOR ICE Swap Rate + 2.07%),
4.38% ....................... 2,200 2,499,598
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.78%), 7.38% .... GBP 700 972,980
NextEra Energy Capital Holdings, Inc.
Series AA , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 1.84%),
6.00% , 10/01/56 ................ USD 22,477 22,465,850
Series BB , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 1.77%),
6.20% , 10/01/56 ................ 33,706 33,673,416
Series CC , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 1.69%),
6.63% , 10/01/66 ................ 64,660 65,655,570
NRG Energy, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(f) (l)
................. 30,593 33,010,857
PG&E Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.23%),
6.85% , 09/15/56 .................. 21,294 21,218,381
182,631,256
Electrical Equipment — 0.0%
Prysmian SpA , (5-Year EURIBOR ICE Swap
Rate + 3.01%), 5.25%
(a) (b) (l)
........... EUR 1,540 1,822,462
Financial Services — 0.2%
Apollo Global Management, Inc. , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.17%), 6.00% , 12/15/54
(a)
.... USD 22,671 21,993,012
Corebridge Financial, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 6.38% , 09/15/54
(a)
........... 15,042 14,932,995
Nationwide Building Society
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.85%), 7.50%
(a) (b) (l)
. GBP 1,000 1,362,051
38,288,058
Gas Utilities — 0.1%
AltaGas Ltd. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.57%),
7.20% , 10/15/54
(a) (f)
................ USD 13,074 13,706,834
Independent Power and Renewable Electricity Producers — 0.3%
(a)
AES Corp. (The) , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.20%), 7.60% , 01/15/55 ............. 18,967 19,419,875
Orsted A/S
(b)
(5-Year U.K. Government Bonds Note Generic
Bid Yield + 2.14%), 2.50% , 02/18/3021 . GBP 1,308 1,372,317
(5-Year EURIBOR ICE Swap Rate + 2.59%),
5.13% , 03/14/3024 .............. EUR 550 642,148
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers (continued)
Vistra Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(f) (l)
....................... USD 66,284 $ 66,809,168
88,243,508
Insurance — 0.0%
(a)(b)(l)
BNP Paribas Cardif SA , (5-Year EURIBOR ICE
Swap Rate + 3.37%), 6.00% .......... EUR 2,500 2,881,334
NN Group NV , (5-Year EURIBOR ICE Swap Rate
+ 3.45%), 5.75% .................. 1,225 1,425,299
4,306,633
Multi-Utilities — 0.1%
(a)
Centrica plc , (5-Year U.K. Government
Bonds Note Generic Bid Yield + 2.51%),
6.50% , 05/21/55
(b)
................. GBP 1,039 1,410,829
Dominion Energy, Inc.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.87%),
6.15% , 12/15/56 ................ USD 9,975 10,005,284
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.70%),
6.25% , 12/15/56 ................ 5,285 5,307,372
Veolia Environnement SA , (5-Year EURIBOR
ICE Swap Rate + 1.84%), 4.32%
(b) (l)
..... EUR 800 906,310
17,629,795
Oil, Gas & Consumable Fuels — 1.2%
(a)
Enbridge, Inc.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.97%),
7.20% , 06/27/54 ................ USD 11,076 11,771,728
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.12%),
7.38% , 03/15/55 ................ 6,782 7,132,955
Energy Transfer LP
Series H , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.69%),
6.50%
(l)
...................... 26,592 26,605,721
Series G , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.31%),
7.13%
(l)
...................... 13,997 14,442,315
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.02%),
8.00% , 05/15/54 ................ 26,422 28,048,406
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.83%),
7.13% , 10/01/54 ................ 19,394 19,951,248
Eni SpA , (5-Year EUR Swap Annual + 2.08%),
4.50%
(b) (l)
....................... EUR 900 1,043,251
Sunoco LP , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.23%),
7.88%
(f) (l)
....................... USD 93,464 97,196,684
Var Energi ASA
(b)
(5-Year EURIBOR ICE Swap Rate + 4.77%),
7.86% , 11/15/83 ................ EUR 1,244 1,535,956
(5-Year EURIBOR ICE Swap Rate + 2.31%),
4.95% , 04/29/86 ................ 875 999,681
Venture Global LNG, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
5.44%), 9.00%
(f) (l)
.................. USD 121,125 118,256,179
Wintershall Dea Finance 2 BV , (5-Year EURIBOR
ICE Swap Rate + 3.94%), 6.12%
(b) (l)
..... EUR 387 458,223
327,442,347

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Paper & Forest Products — 0.0%
Stora Enso OYJ
(a)(b)(l)
(5-Year EURIBOR ICE Swap Rate + 2.84%),
5.63% ....................... EUR 425 $ 495,008
(5-Year EURIBOR ICE Swap Rate + 3.12%),
5.88% ....................... 350 408,517
903,525
Passenger Airlines — 0.0%
Deutsche Lufthansa AG , (5-Year EURIBOR ICE
Swap Rate + 2.86%), 5.25% , 01/15/55
(a) (b)
. 800 932,357
Pharmaceuticals — 0.0%
Bayer AG
(a)(b)
Series NC5 , (5-Year EUR Swap Annual +
3.43%), 6.63% , 09/25/83 .......... 2,900 3,483,086
(5-Year EUR Swap Annual + 3.90%),
7.00% , 09/25/83 ................ 500 631,863
4,114,949
Real Estate Management & Development — 0.0%
Aroundtown Finance SARL
(a)(b)(l)
(5-Year EURIBOR ICE Swap Rate + 3.43%),
5.25% ....................... 4,336 4,769,369
(5-Year EURIBOR ICE Swap Rate + 3.04%),
5.13% ....................... 650 701,078
Heimstaden Bostad AB , (5-Year EUR Swap
Annual + 3.15%), 2.63%
(a) (b) (l)
.......... 4,725 5,322,744
Vivion Investments SARL
(5-Year EURIBOR ICE Swap Rate + 6.16%),
8.13%
(a) (b) (l)
.................... 1,400 1,438,430
12,231,621
Wireless Telecommunication Services — 0.0%
(a)(b)
SoftBank Group Corp. , (5-Year EURIBOR ICE
Swap Rate + 4.46%), 6.50% , 10/29/62 ... 1,604 1,693,040
Telefonica Europe BV
(l)
(7-Year EUR Swap Annual + 3.35%), 6.14% 2,100 2,551,177
(EUAMDB08 + 3.12%), 5.75% ......... 1,000 1,208,425
Vodafone Group plc , (5-Year U.K. Government
Bonds Note Generic Bid Yield + 3.84%),
8.00% , 08/30/86 .................. GBP 1,219 1,748,984
7,201,626
Total Capital Trusts — 4 .9%
(Cost: $ 1,315,334,299 ) ............................ 1,347,075,387
Shares
Shares
Preferred Stocks — 0.5%
Financial Services — 0.0%
Labels Buyer LLC , Class E , 12.00% ....... 11,433 9,375,060
Shift4 Payments, Inc. , 6.00% , 05/01/28
(h)
.... 91,000 5,666,570
15,041,630
Insurance — 0.3%
Alliant Cali, Inc. , (Acquired 09/25/24 , cost
$ 75,143,253 ) , 10.00%
(e) (k)
............ 78,378 79,122,277
Interactive Media & Services — 0.1%
Alphabet, Inc.
(h)
Series B , 6.25% , .................. 297,650 14,971,795
Series A , 6.25% , .................. 297,650 15,147,408
30,119,203
IT Services — 0.0%
(d)
Veritas Newco ...................... 17,522 350,436
Veritas Newco, Series G-1 .............. 12,095 235,846
586,282
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment
— 0.1%
Microchip Technology, Inc. , 7.50% , 03/15/28
(h)
341,763 $ 26,216,640
Total Preferred Stocks — 0 .5%
(Cost: $ 140,949,732 ) .............................. 151,086,032
Total Preferred Securities — 5 .4%
(Cost: $ 1,456,284,031 ) ............................ 1,498,161,419
Total Long-Term Investments — 96.0%
(Cost: $ 26,292,649,289 ) ............................ 26,486,980,706
Short-Term Securities
Money Market Funds — 3.5%
(n)(q)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(r)
.................. 83,261,835 83,286,814
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.54% .................... 882,554,654 882,554,654
Total Short-Term Securities — 3 .5%
(Cost: $ 965,834,385 ) .............................. 965,841,468
Total Investments Before Investments Sold Short — 99 .5%
(Cost: $ 27,258,483,674 ) ............................ 27,452,822,174
Investments Sold Short
Common Stocks
Diversified Telecommunication Services — (0.0)%
Telesat Corp.
(d)
..................... (388) (19,641)
Total Common Stocks — (0.0) %
(Proceeds: $ (5,919) ) .............................. (19,641)
Total Investments Sold Short — (0.0) %
(Proceeds: $ (5,919) ) .............................. (19,641)
Total Investments Net of Investments Sold Short — 99 .5%
(Cost: $ 27,258,477,755 ) ............................ 27,452,802,533
Other Assets Less Liabilities — 0.5% .................... 125,769,923
Net Assets — 100.0% ...............................
$ 27,578,572,456

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock High Yield Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)
Issuer filed for bankruptcy and/or is in default.
(d)
Non-income producing security.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(g)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)
Convertible security.
(i)
Zero-coupon bond.
(j)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(k)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $497,901,044, representing 1.81% of its net assets as of period end, and an original cost of $494,259,253.
(l)
Perpetual security with no stated maturity date.
(m)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)
Affiliate of the Fund.
(o)
All or a portion of this security is on loan.
(p)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(q)
Annualized 7-day yield as of period end.
(r)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
09/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
Shares
Held at
06/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 112,658,849 $ — $ (29,284,298)
(a)
$ (72,445) $ (15,292) $ 83,286,814 83,261,835 $ 210,446
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 646,648,204 235,906,450
(a)
— — — 882,554,654 882,554,654 23,609,614 —
iShares Broad USD High Yield
Corporate Bond ETF .... 606,249,842 2,481,096,779 (2,081,225,906) (1,195,566) (16,087,964) 988,837,185 26,710,891 24,766,333 —
$ (1,268,011) $ (16,103,256) $ 1,954,678,653 $ 48,586,393 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock High Yield Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Short Contracts
U.S. Treasury 10-Year Ultra Note ............................................... 2,082 09/21/26 $ 233,770 $ (2,890,338)
U.S. Treasury Long Bond ..................................................... 1,710 09/21/26 193,337 (3,268,469)
U.S. Treasury Ultra Bond ..................................................... 94 09/21/26 10,866 (317,396)
$ (6,476,203)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 4,300,000 USD 4,904,005 Toronto Dominion Bank 07/02/26 $ 9,175
USD 4,475,630 CHF 3,520,000 State Street Bank and Trust Co. 09/16/26 81,722
USD 3,923,259 EUR 3,373,000 Barclays Bank plc 09/16/26 56,751
USD 2,565,719 EUR 2,230,000 Citibank NA 09/16/26 9,445
USD 1,548,195 EUR 1,346,000 Goldman Sachs International 09/16/26 5,260
USD 708,422,248 EUR 607,809,687 HSBC Bank plc 09/16/26 11,683,034
USD 604,809 EUR 520,000 JPMorgan Chase Bank NA 09/16/26 8,727
USD 184,340,241 EUR 158,236,313 Toronto Dominion Bank 09/16/26 2,952,141
USD 753,734 GBP 562,000 Toronto Dominion Bank 09/16/26 8,271
USD 88,147,212 GBP 65,675,000 UBS AG 09/16/26 1,032,875
15,847,401
USD 1,910,453 EUR 1,670,000 BNP Paribas SA 09/16/26 (3,887)
USD 5,451,002 EUR 4,764,000 Toronto Dominion Bank 09/16/26 (10,027)
USD 1,941,697 GBP 1,467,000 State Street Bank and Trust Co. 09/16/26 (4,199)
(18,113)
$ 15,829,288
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
46.V2 ........... 5 .00 % Quarterly 06/20/31 B+ USD 490,126 $ 40,188,362 $ 22,167,527 $ 18,020,835
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMA CGM SA ........ 5 .00 % Quarterly
Morgan Stanley & Co.
International plc 06/20/27 BB+ EUR 1,725 $ 93,297 $ 75,323 $ 17,974
ADLER Real Estate GmbH 5 .00 Quarterly Bank of America NA 12/20/27 NR EUR 491 23,976 (23,835) 47,811
ADLER Real Estate GmbH 5 .00 Quarterly Barclays Bank plc 12/20/27 NR EUR 830 40,507 (35,480) 75,987
ADLER Real Estate GmbH 5 .00 Quarterly Barclays Bank plc 12/20/27 NR EUR 295 14,411 (12,623) 27,034

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock High Yield Portfolio

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ADLER Real Estate GmbH 5 .00 % Quarterly Citibank NA 12/20/27 NR EUR 241 $ 11,754 $ (10,598) $ 22,352
ADLER Real Estate GmbH 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 NR EUR 504 24,598 (24,352) 48,950
ADLER Real Estate GmbH 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 NR EUR 365 17,835 (17,555) 35,390
Altice France SA ...... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 587 30,783 20,900 9,883
Altice France SA ...... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 1,012 53,070 41,666 11,404
Altice France SA ...... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 513 26,902 16,467 10,435
Altice France SA ...... 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC+ EUR 547 28,685 17,844 10,841
Worldline SA ......... 5 .00 Quarterly BNP Paribas SA 06/20/28 BB EUR 265 (10,612) (15,809) 5,197
Virgin Media Finance plc . 5 .00 Quarterly
Goldman Sachs
International 12/20/28 B- EUR 412 3,407 29,817 (26,410)
Virgin Media Finance plc . 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/28 B- EUR 897 7,418 67,138 (59,720)
iTraxx Europe Crossover
Index Series 42.V3 .. 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 1,923 300,180 156,445 143,735
iTraxx Europe Crossover
Index Series 42.V3 .. 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 2,467 385,098 229,304 155,794
iTraxx Europe Crossover
Index Series 42.V3 .. 5 .00 Quarterly
Goldman Sachs
International 12/20/29 BB- EUR 1,329 207,456 176,592 30,864
Zegona Finance plc .... 5 .00 Quarterly BNP Paribas SA 06/20/30 BB EUR 561 86,609 78,666 7,943
Zegona Finance plc .... 5 .00 Quarterly Deutsche Bank AG 06/20/30 BB EUR 552 85,217 61,238 23,979
Eutelsat SA .......... 5 .00 Quarterly Deutsche Bank AG 12/20/30 NR EUR 509 88,353 67,056 21,297
Forvia SE ........... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BB- EUR 2,268 284,704 195,561 89,143
Albion Financing 1 SARL 5 .00 Quarterly Bank of America NA 06/20/31 BB- EUR 539 76,874 62,737 14,137
CPI Property Group SA .. 5 .00 Quarterly Deutsche Bank AG 06/20/31 BB EUR 672 65,921 55,041 10,880
IMA Industria Macchine
Automatiche SpA .... 5 .00 Quarterly Bank of America NA 06/20/31 B EUR 621 59,549 47,627 11,922
IMA Industria Macchine
Automatiche SpA .... 5 .00 Quarterly Bank of America NA 06/20/31 B EUR 1,065 102,125 85,044 17,081
IMA Industria Macchine
Automatiche SpA .... 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/31 B EUR 409 39,220 32,660 6,560
ION Platform Finance SARL 5 .00 Quarterly BNP Paribas SA 06/20/31 B+ EUR 291 (66,667) (66,405) (262)
Jaguar Land Rover
Automotive plc ..... 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/31 BBB- EUR 1,014 112,445 117,391 (4,946)
Opal Bidco SAS ....... 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/31 B+ EUR 453 62,302 46,647 15,655
Q-Park Holding I BV .... 5 .00 Quarterly Bank of America NA 06/20/31 BB EUR 362 64,728 61,862 2,866
Q-Park Holding I BV .... 5 .00 Quarterly Bank of America NA 06/20/31 BB EUR 362 64,728 61,383 3,345
$ 2,384,873 $ 1,597,752 $ 787,121
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock High Yield Portfolio

OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination BNP Paribas SA 09/20/26 USD 46,509 $ 1,032,594 $ (150,042) $ 1,182,636
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/26 USD 64,358 1,487,828 (183,011) 1,670,839
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/26 USD 48,258 1,134,602 (132,064) 1,266,666
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 09/21/26 USD 78,871 1,761,409 (214,400) 1,975,809
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 09/21/26 USD 54,943 1,366,782 (141,603) 1,508,385
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination BNP Paribas SA 12/20/26 USD 33,999 516,912 (155,616) 672,528
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination BNP Paribas SA 12/20/26 USD 69,492 1,326,528 (323,513) 1,650,041
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Goldman Sachs
International 12/20/26 USD 150,000 218,814 (975,875) 1,194,689
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 12/20/26 USD 36,172 629,454 (168,395) 797,849
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 12/20/26 USD 96,825 1,954,134 (489,360) 2,443,494
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/26 USD 100,000 1,623,689 (457,707) 2,081,396
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/26 USD 94,257 1,238,886 (431,421) 1,670,307
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/26 USD 50,000 554,600 (69,331) 623,931
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/26 USD 48,258 535,278 (195,075) 730,353
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/26 USD 118,675 1,187,239 (343,957) 1,531,196
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/27 USD 67,134 1,786,506 (417,409) 2,203,915
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/27 USD 106,197 299,820 (839,511) 1,139,331
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/27 USD 39,915 342,739 (183,857) 526,596
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/27 USD 39,935 147,481 (277,579) 425,060
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/27 USD 39,936 106,212 (282,241) 388,453

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock High Yield Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/27 USD 18,706 $ 35,206 $ (135,331) $ 170,537
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/27 USD 37,411 54,075 (282,071) 336,146
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/27 USD 37,400 21,440 (270,575) 292,015
$ 19,362,228 $ (7,119,944) $ 26,482,172
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 3 .63%
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 26,410,691 $ — $ 26,410,691
Common Stocks
Commercial Services & Supplies ............................. — — 4,491,546 4,491,546
Construction & Engineering ................................ — — 2,026,100 2,026,100
Energy Equipment & Services .............................. — — — —
Financial Services ...................................... — 625,832 408,654 1,034,486
Food Products ......................................... 13,143,215 — — 13,143,215
Health Care Equipment & Supplies ........................... 33,483,850 — — 33,483,850
Health Care Providers & Services ............................ — — 2 2

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock High Yield Portfolio

Level 1 Level 2 Level 3 Total
Hotels, Restaurants & Leisure .............................. $ — $ — $ — $ —
Metals & Mining ........................................ 30,292,977 — — 30,292,977
Oil, Gas & Consumable Fuels ............................... 79,365,657 — — 79,365,657
Real Estate Management & Development ....................... — — 9 9
Semiconductors & Semiconductor Equipment .................... — — — —
Specialized REITs ...................................... 53,013,181 — — 53,013,181
Wireless Telecommunication Services ......................... — 15,867,562 — 15,867,562
Corporate Bonds
Aerospace & Defense .................................... — 742,460,773 — 742,460,773
Air Freight & Logistics .................................... — 22,237,644 — 22,237,644
Automobile Components .................................. — 391,040,259 — 391,040,259
Automobiles .......................................... — 141,263,811 — 141,263,811
Banks ............................................... — 40,721,581 — 40,721,581
Biotechnology ......................................... — 67,341,069 — 67,341,069
Broadline Retail ........................................ — 74,951,346 — 74,951,346
Building Products ....................................... — 398,099,729 — 398,099,729
Capital Markets ........................................ — 206,987,667 — 206,987,667
Chemicals ............................................ — 810,772,696 — 810,772,696
Commercial Services & Supplies ............................. — 1,103,401,451 — 1,103,401,451
Communications Equipment ................................ — 6,450,074 — 6,450,074
Construction & Engineering ................................ — 114,797,891 — 114,797,891
Consumer Finance ...................................... — 308,459,249 — 308,459,249
Consumer Staples Distribution & Retail ........................ — 251,328,676 — 251,328,676
Containers & Packaging .................................. — 531,945,630 — 531,945,630
Distributors ........................................... — 104,675,286 — 104,675,286
Diversified Consumer Services .............................. — 146,009,123 — 146,009,123
Diversified REITs ....................................... — 82,736,366 — 82,736,366
Diversified Telecommunication Services ........................ — 2,118,368,190 — 2,118,368,190
Electric Utilities ........................................ — 523,875,016 — 523,875,016
Electrical Equipment ..................................... — 6,426,735 — 6,426,735
Electronic Equipment, Instruments & Components ................. — 83,806,277 — 83,806,277
Energy Equipment & Services .............................. — 419,608,323 — 419,608,323
Entertainment ......................................... — 34,903,287 — 34,903,287
Financial Services ...................................... — 679,871,256 — 679,871,256
Food Products ......................................... — 336,477,428 — 336,477,428
Gas Utilities ........................................... — 36,035,760 — 36,035,760
Ground Transportation ................................... — 131,193,868 — 131,193,868
Health Care Equipment & Supplies ........................... — 196,766,211 — 196,766,211
Health Care Providers & Services ............................ — 552,399,921 — 552,399,921
Health Care REITs ...................................... — 93,668,817 — 93,668,817
Health Care Technology .................................. — 37,767,794 — 37,767,794
Hotel & Resort REITs .................................... — 245,923,430 — 245,923,430
Hotels, Restaurants & Leisure .............................. — 998,503,230 — 998,503,230
Household Durables ..................................... — 314,777,496 — 314,777,496
Independent Power and Renewable Electricity Producers ............ — 446,250,411 — 446,250,411
Insurance ............................................ — 1,256,914,442 — 1,256,914,442
Interactive Media & Services ............................... — 36,851,563 — 36,851,563
IT Services ........................................... — 582,776,417 26,581,760 609,358,177
Life Sciences Tools & Services .............................. — 9,336,619 — 9,336,619
Machinery ............................................ — 235,822,324 — 235,822,324
Media ............................................... — 1,583,512,008 — 1,583,512,008
Metals & Mining ........................................ — 658,761,902 — 658,761,902
Mortgage Real Estate Investment Trusts (REITs) .................. — 74,288,769 — 74,288,769
Office REITs .......................................... — 2,445,609 — 2,445,609
Oil, Gas & Consumable Fuels ............................... — 1,739,709,834 — 1,739,709,834
Paper & Forest Products .................................. — 6,705,338 — 6,705,338
Passenger Airlines ...................................... — 72,288,749 — 72,288,749
Personal Care Products .................................. — 30,816,082 — 30,816,082
Pharmaceuticals ....................................... — 449,908,460 — 449,908,460
Professional Services .................................... — 140,979,058 — 140,979,058
Real Estate Management & Development ....................... — 80,676,054 — 80,676,054
Retail REITs .......................................... — 20,155,767 — 20,155,767
Semiconductors & Semiconductor Equipment .................... — 77,689,990 — 77,689,990
Software ............................................. — 637,958,774 — 637,958,774
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock High Yield Portfolio

Level 1 Level 2 Level 3 Total
Specialized REITs ...................................... $ — $ 182,751,795 $ — $ 182,751,795
Specialty Retail ........................................ — 405,223,151 — 405,223,151
Technology Hardware, Storage & Peripherals .................... — 42,796,731 — 42,796,731
Textiles, Apparel & Luxury Goods ............................ — 131,694,293 — 131,694,293
Trading Companies & Distributors ............................ — 530,967,063 — 530,967,063
Wireless Telecommunication Services ......................... — 232,270,852 — 232,270,852
Fixed Rate Loan Interests ................................... — 190,337,174 — 190,337,174
Floating Rate Loan Interests
Aerospace & Defense .................................... — 35,653,902 — 35,653,902
Automobile Components .................................. — 53,109,032 — 53,109,032
Automobiles .......................................... — 3,221,007 — 3,221,007
Broadline Retail ........................................ — 59,137,044 — 59,137,044
Building Products ....................................... — 20,820,827 — 20,820,827
Capital Markets ........................................ — 11,160,413 — 11,160,413
Chemicals ............................................ — 107,669,086 3,922,500 111,591,586
Commercial Services & Supplies ............................. — 38,960,257 — 38,960,257
Construction & Engineering ................................ — 57,067,850 — 57,067,850
Construction Materials .................................... — 49,933,096 — 49,933,096
Consumer Staples Distribution & Retail ........................ — 28,068,495 — 28,068,495
Containers & Packaging .................................. — 48,311,158 — 48,311,158
Diversified Telecommunication Services ........................ — 185,865,924 — 185,865,924
Electronic Equipment, Instruments & Components ................. — — 7,482,000 7,482,000
Entertainment ......................................... — 14,087,117 — 14,087,117
Financial Services ...................................... — 12,651,586 — 12,651,586
Gas Utilities ........................................... — 18,742,606 — 18,742,606
Ground Transportation ................................... — 9,871,062 — 9,871,062
Health Care Equipment & Supplies ........................... — 61,040,376 — 61,040,376
Health Care Providers & Services ............................ — 23,636,404 11,811,079 35,447,483
Hotels, Restaurants & Leisure .............................. — 37,144,690 20,848,906 57,993,596
Household Durables ..................................... — 5,644,458 — 5,644,458
Industrial Conglomerates .................................. — 56,297,302 7,755,976 64,053,278
Insurance ............................................ — 18,900,581 17,187,843 36,088,424
Interactive Media & Services ............................... — 16,912,115 — 16,912,115
IT Services ........................................... — 64,628,808 — 64,628,808
Life Sciences Tools & Services .............................. — 21,331,670 — 21,331,670
Machinery ............................................ — 53,168,060 — 53,168,060
Media ............................................... — 149,107,518 — 149,107,518
Passenger Airlines ...................................... — 6,753,875 — 6,753,875
Pharmaceuticals ....................................... — 33,208,023 — 33,208,023
Professional Services .................................... — 36,038,484 — 36,038,484
Software ............................................. — 17,579,875 — 17,579,875
Specialty Retail ........................................ — 4,583,137 — 4,583,137
Trading Companies & Distributors ............................ — 18,020,763 — 18,020,763
Transportation Infrastructure ............................... — 11,488,242 — 11,488,242
Wireless Telecommunication Services ......................... — 18,768,022 15,604,610 34,372,632
Foreign Agency Obligations ................................. — 5,130,425 — 5,130,425
Investment Companies .................................... 988,837,185 — — 988,837,185
Other Interests .......................................... — 2,272 1 2,273
Preferred Securities
Automobile Components .................................. — 16,045,334 — 16,045,334
Automobiles .......................................... — 5,855,246 — 5,855,246
Banks ............................................... — 380,455,299 — 380,455,299
Broadline Retail ........................................ — 2,263,221 — 2,263,221
Capital Markets ........................................ — 235,821,387 — 235,821,387
Consumer Finance ...................................... — 1,406,970 — 1,406,970
Diversified REITs ....................................... — 2,295,199 — 2,295,199
Diversified Telecommunication Services ........................ — 3,477,760 — 3,477,760
Electric Utilities ........................................ — 182,631,256 — 182,631,256
Electrical Equipment ..................................... — 1,822,462 — 1,822,462
Financial Services ...................................... — 53,329,688 — 53,329,688
Gas Utilities ........................................... — 13,706,834 — 13,706,834
Independent Power and Renewable Electricity Producers ............ — 88,243,508 — 88,243,508
Insurance ............................................ — 4,306,633 79,122,277 83,428,910
Interactive Media & Services ................................ 30,119,203 — — 30,119,203
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock High Yield Portfolio

Level 1 Level 2 Level 3 Total
IT Services ........................................... $ — $ 586,282 $ — $ 586,282
Multi-Utilities .......................................... — 17,629,795 — 17,629,795
Oil, Gas & Consumable Fuels ............................... — 327,442,347 — 327,442,347
Paper & Forest Products .................................. — 903,525 — 903,525
Passenger Airlines ...................................... — 932,357 — 932,357
Pharmaceuticals ....................................... — 4,114,949 — 4,114,949
Real Estate Management & Development ....................... — 12,231,621 — 12,231,621
Semiconductors & Semiconductor Equipment .................... — 26,216,640 — 26,216,640
Wireless Telecommunication Services ......................... — 7,201,626 — 7,201,626
Short-Term Securities
Money Market Funds ...................................... 965,841,468 — — 965,841,468
Unfunded Floating Rate Loan Interests
(a)
........................... — 1,155,304 — 1,155,304
Liabilities
Investment Sold Short
Common Stocks ......................................... (19,641) — — (19,641)
Unfunded Floating Rate Loan Interests
(a)
........................... — (2,753) — (2,753)
$ 2,194,077,095 $ 25,062,634,726 $ 197,243,263 $ 27,453,955,084
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 18,899,294 $ — $ 18,899,294
Foreign currency exchange contracts ............................ — 15,847,401 — 15,847,401
Interest rate contracts ....................................... — 26,482,172 — 26,482,172
Liabilities
Credit contracts ........................................... — (91,338) — (91,338)
Foreign currency exchange contracts ............................ — (18,113) — (18,113)
Interest rate contracts ....................................... (6,476,203) — — (6,476,203)
$ (6,476,203) $ 61,119,416 $ — $ 54,643,213
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
CHF Swiss Franc
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviation
CLO Collateralized Loan Obligation
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
OTC Over-the-counter
PIK Payment-In-Kind
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
Fair Value Hierarchy as of Period End (continued)